                            Registration No. 33-61643

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. [_]
                      Post-Effective Amendment No. 3 [X]

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 9 [X]
                        (Check appropriate box or boxes.)

                              C.M. MULTI-ACCOUNT A
                              --------------------
                           (Exact Name of Registrant)

                           C.M. LIFE INSURANCE COMPANY
                           ---------------------------
                               (Name of Depositor)

                 140 Garden Street, Hartford, Connecticut 06154
                 ----------------------------------------------
          (Address of Depositor's Principal Executive Office (Zip Code)

                                 (203) 987-6500
                                 --------------
               (Depositor's Telephone Number, including Area Code)

                            Ann F. Lomeli, Secretary
                           C.M. Life Insurance Company
                                140 Garden Street
                           Hartford, Connecticut 06154
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

/_/ immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 1998 pursuant to paragraph (b) of Rule 485
/_/ 60 days after filing pursuant to paragraph (a) of Rule 485
/_/ on (date) pursuant to paragraph (a) of the Rule 485

An indefinite amount of securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrants fiscal year ended December 31, 1997 and was filed on or about March 20, 1998.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4

N-4 ITEM                                     Caption in Prospectus
--------                                     ---------------------
 1.......................................... Cover Page

 2.......................................... Definitions

 3.......................................... Table of Fees and Expenses

 4.......................................... Condensed Financial Information;
                                             Performance Measures

 5.......................................... C.M. Life and the Separate Account

 6.......................................... Contract Charges; Distribution

 7.......................................... Miscellaneous Provisions; An
                                             Explanation of the Contracts;
                                             Reservation of Rights; Contract
                                             Owner's Voting Rights

 8.......................................... The Annuity (Pay-Out) Period

 9.......................................... The Death Benefit

10.......................................... The Accumulation (Pay-In) Period;
                                             Distribution

11.......................................... Right to Return Contract;
                                             Redemption Privilege

12.......................................... Federal Tax Status

13.......................................... None

14.......................................... Additional Information

                                             Caption in Statement of
N-4 ITEM                                     Additional Information
--------                                     ----------------------

15.......................................... Cover Page

16.......................................... Table of Contents

17.......................................... General Information

18.......................................... Service Arrangements and
                                             Distribution

19.......................................... Performance Measures

20.......................................... Contract Value Calculations

21.......................................... Reports of Independent Accountants
                                             and Financial Statements

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                        WITH FLEXIBLE PURCHASE PAYMENTS
                                   issued by

             C.M. Multi-Account A and C.M. Life Insurance Company
                140 Garden Street, Hartford, Connecticut 06154

      THE INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals on a Qualified or Non-Qualified basis. The minimum initial Purchase Payment without prior approval is $100,000.

      Purchase Payments for the Contracts will be allocated to a segregated investment account of C.M. Life Insurance Company (the "Company") which account has been designated C.M. Multi-Account A (the "Separate Account"). The Company may allocate initial Purchase Payments to the Money Market Sub-Account of the Separate Account during the Right to Examine Contract Period. The Separate Account has four Sub-Accounts, and assets of each Sub-Account are invested in a corresponding fund. Currently, the Funds available are the Oppenheimer Money Fund of the Oppenheimer Variable Account Funds ("OVAF") and OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF-Emerging Markets Fund of the OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF").

      This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For the Statement of Additional Information, call (800) 334-8117 or write to Stephen Wells, OFFITBANK, 520 Madison Avenue, New York, New York 10022.

      ANY INQUIRIES CAN BE MADE BY TELEPHONE OR IN WRITING TO C.M. LIFE INSURANCE COMPANY AT ITS ANNUITY SERVICE CENTER.

      This Prospectus and the Statement of Additional Information are dated May 1, 1998.

      The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the Contracts is subject to risk that may cause the value of the Contract Owner's investment to fluctuate, and when the contracts are surrendered, the value may be higher or lower than the purchase payment.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      This Prospectus should be kept for future reference.

                               Table of Contents

Table of Contents

                                                                                                                                Page
Definitions ...................................................................................................................    4
Highlights ....................................................................................................................    6
Table of Fees & Expenses ......................................................................................................    8
Condensed Financial Information ...............................................................................................    9
The Company ...................................................................................................................   10
The Separate Account ..........................................................................................................   10
Eligible Investments ..........................................................................................................   11
     The OFFITBANK Variable Insurance Fund, Inc ...............................................................................   11
     Oppenheimer Variable Account Funds - Money Fund ..........................................................................   11
     Voting Rights ............................................................................................................   12
     Substitution of Securities ...............................................................................................   12
Charges and Deductions ........................................................................................................   12
     Deduction for Mortality and Expense Risk Charge ..........................................................................   12
     Deduction for Administrative Charge ......................................................................................   13
     Deduction for Annual Contract Maintenance Charge .........................................................................   13
     Deduction for Premium and Other Taxes ....................................................................................   13
     Deduction for Eligible Investments Expenses ..............................................................................   14
     Deduction for Transfer Fee ...............................................................................................   14
The Contracts .................................................................................................................   14
     Contract Owner ...........................................................................................................   14
     Joint Contract Owners ....................................................................................................   14
     Annuitant ................................................................................................................   14
     Assignment ...............................................................................................................   14
Purchase Payments and Contract Value ..........................................................................................   15
     Purchase Payments ........................................................................................................   15
     Allocation of Purchase Payments ..........................................................................................   15
     Contract Value ...........................................................................................................   15
     Accumulation Units .......................................................................................................   15
     Accumulation Unit Value ..................................................................................................   16
Transfers .....................................................................................................................   16
     Transfers During the Accumulation Period .................................................................................   16
     Transfers During the Annuity Period ......................................................................................   17
Withdrawals ...................................................................................................................   18
     Systematic Withdrawals ...................................................................................................   18
     Suspension or Deferral of Payments .......................................................................................   19
Proceeds Payable on Death .....................................................................................................   19
     Death of Contract Owner During the Accumulation Period ...................................................................   19
     Death Benefit Amount During the Accumulation Period ......................................................................   19
     Death Benefit Options During the Accumulation Period .....................................................................   19
     Death of Contract Owner During the Annuity Period ........................................................................   20
     Death of Annuitant .......................................................................................................   20
     Payment of Death Benefit .................................................................................................   20
     Beneficiary ..............................................................................................................   20
     Change of Beneficiary ....................................................................................................   21
Annuity Provisions ............................................................................................................   21
     Annuity Guidelines .......................................................................................................   21
     Annuity Payments .........................................................................................................   21
     Fixed Annuity ............................................................................................................   22

                                                                                                                                Page
Variable Annuity ..............................................................................................................   22
     Annuity Units and Payments ...............................................................................................   22
     Annuity Unit Value .......................................................................................................   22
     Annuity Options ..........................................................................................................   22
     Annuity Option A - Life Income ...........................................................................................   23
     Annuity Option B - Life Income with Period Certain .......................................................................   23
     Annuity Option C - Joint and Last Survivor Payments ......................................................................   23
     Annuity Option D - Joint and 2/3rds Survivor Annuity .....................................................................   23
     Annuity Option E - Period Certain ........................................................................................   23
     Annuity Option F - Special Income Settlement Agreement ...................................................................   23
Distribution ..................................................................................................................   23
Performance Information .......................................................................................................   24
     Money Market Sub-Account .................................................................................................   24
     Other Sub-Accounts .......................................................................................................   24
Tax Status ....................................................................................................................   25
     General ..................................................................................................................   25
     Diversification ..........................................................................................................   26
     Multiple Contracts .......................................................................................................   27
     Tax Treatment of Assignments .............................................................................................   27
     Income Tax Withholding ...................................................................................................   27
     Tax Treatment of Withdrawals - Non-Qualified Contracts ...................................................................   27
          Penalty Tax .........................................................................................................   27
     Qualified Plans ..........................................................................................................   28
     H.R. 10 Plans ............................................................................................................   28
     Individual Retirement Annuities ..........................................................................................   28
     Roth IRAs ................................................................................................................   29
     Corporate Pension and Profit-Sharing Plans ...............................................................................   29
     Tax Treatment of Withdrawals - Qualified Contracts .......................................................................   29
     Contracts Owned by Other Than Natural Persons ............................................................................   30
Financial Statements ..........................................................................................................   30
Legal Proceedings .............................................................................................................   30
Table of Contents of the Statement of Additional Information ..................................................................   30

 Definitions

Accumulation Period:      The period prior to the commencement of Annuity
                          Payments during which Purchase Payments may be made.

Accumulation Unit:        A unit of measure used to determine the value of the
                          Contract Owner's interest in a Sub-Account of the Separate Account during the Accumulation Period.

Annuitant:                The primary person upon whose life Annuity Payments
                          are to be made. For purposes of applicable Contract provisions, on or after the Annuity Date, reference to the Annuitant also includes any joint Annuitant.

Annuity Date:             The date on which Annuity Payments begin.

Annuity Payments:         The series of payments that will begin on the Annuity
                          Date.

Annuity Options:          Options available for Annuity Payments.

Annuity Period:           The period which begins on the Annuity Date and ends
                          with the last Annuity Payment.

Annuity Reserve:          The assets which support a variable Annuity Option
                          during the Annuity Period.

Annuity Service Center:   The office at which the administration of the Contract
                          occurs. Prior to July 1, 1998, the Service Center for the Contract will be located at 301 West 11(th)
                          Street, Fourth Floor, Kansas City, MO 64105 or P.O.
                          Box 419162, Kansas City, MO 63131, (800) 334-8117.
                          Effective July 1, 1998, the Service Center will be relocated. After July 1, 1998, please direct all requests and/or inquiries to: Annuity Service Center, H563, P.O. Box 9067, Springfield, MA 01102-9067, (800)
                          334-8117.

Annuity Unit:             A unit of measure used to determine the amount of each
                          Variable Annuity Payment after the Annuity Date.

Beneficiary:              The person(s) or entity(ies) designated to receive the
                          death benefit provided by the Contract.

Contract Anniversary:     An anniversary of the Issue Date of the Contract.

Contract Owner:           The person(s) or entity(ies) entitled to the ownership
                          rights stated in the Contract.

Contract Value:           The sum of the Contract Owner's interest the Sub-
                          Accounts of the Separate Account during the Accumulation Period.

Contract Year:            The first Contract Year is the annual period which
                          begins on the Issue Date. Subsequent Contract Years begin on each anniversary of the Issue Date.

Eligible Investment:      An investment entity into which assets of the Separate
                          Account will be invested.

Fixed Annuity:            A series of payments made during the Annuity Period
                          which are guaranteed as to dollar amount by the Company.

General Account:          The Company's general investment account which
                          contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

Issue Date:               The date on which the Contract became effective.

Non-Qualified Contracts:   Contracts other than Qualified Contracts which do not
                           receive favorable tax treatment under Sections 401 or 408 of the Internal Revenue Code of 1986, as amended
                           (the "Code").

Premium Tax:               A tax imposed by certain states and other
                           jurisdictions when a Purchase Payment is made, when
                           Annuity Payments begin, or when a Contract is surrendered.

Purchase Payment:          During the Accumulation Period, a payment made by or
                           on behalf of a Contract Owner with respect to the Contract.

Qualified Contracts:       Contracts issued under Qualified Plans.

Qualified Plans:           Plans which receive favorable tax treatment under
                           Sections 401 or 408 of the Code.

Separate Account:          The Company's Separate Account designated as C.M.
                           Multi-Account A.

Sub-Account:               Separate Account assets are divided into Sub-
                           Accounts. Assets of each Sub-Account will be invested in shares of an Eligible Investment. Currently, the Eligible Investments available for the Contracts offered hereby are the three Funds of the OFFITBANK
                           VIF, Inc. and one Fund of the OVAF.

Valuation Date:            Each day on which the Company, the New York Stock
                           Exchange ("NYSE") and the Eligible Investments are open for business. See the Prospectuses for the Eligible Investments.

Valuation Period:          The period of time beginning at the close of business
                           of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation
                           Date.

Valuation Time:            The time of the close of the New York Stock Exchange
                           (currently 4:00 p.m. New York time) on a Valuation date. All actions which are to be performed on a Valuation Date will be performed as of the Valuation
                           Time.

Variable Annuity:          An annuity with payments which vary as to dollar
                           amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

Written Request:           A request or notice in writing, in a form
                           satisfactory to the Company, which is received by the Annuity Service Center.

Highlights

General

     Purchase Payments for the Contracts will be allocated to a segregated investment account of C.M. Life Insurance Company (the "Company") which account has been designated C.M. Multi-Account A (the "Separate Account"). As described in Right to Examine Contract below, Purchase Payments may initially be allocated to the Money Market Sub-Account of the Separate Account. The Separate Account has four Sub-Accounts. Each Sub- Account invests in shares of a corresponding Fund. The Funds available under the Contract are the Oppenheimer Money Fund of the OVAF, and OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF-Emerging Markets Fund of OFFITBANK VIF.. (See Eligible Investments). Contract Owner(s) bear the investment risk for all amounts allocated to the Separate Account. The Contracts may not be available in all states.

Right to Examine Contract

     The Contract may be returned to the Company for any reason within ten (10) calendar days (or twenty (20) calendar days of the date of receipt with respect to the circumstances described in (c) below) after its receipt by the Contract Owner ("Right to Examine Contract"). It may be returned to the Company at its Annuity Service Center. The Contract must be accompanied by a written request signed by the Contract Owner that indicates the Contract Owner wishes to return the Contract. When the Contract is received at the Annuity Service Center, it will be voided as if it had never been in force. Upon its return, the Company will refund the Contract Value next computed after receipt of the Contract by the Company at its Annuity Service Center except in the following circumstances:
(a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts (including Contracts purchased pursuant to an Individual Retirement Annuity) which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and (c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial Purchase Payments to the Money Market Sub-Account until the expiration of fifteen (15) days from the Issue Date (or twenty-five (25) days in the case of Contracts described under (c) above). Upon the expiration of the fifteen days (15) day period (or twenty-five (25) day period with respect to Contracts described under (c)), the Sub-Account value of the Money Market Sub-Account will be allocated to the Separate Account in accordance with the election made by the Contract Owner in the Application.

Charges and Deductions

     Mortality and Expense Risk Charge. Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge which is currently equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed 1.25% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See Charges and Deductions - Deduction for Mortality and Expense Risk Charge).

     Administrative Charge. Each Valuation Period, the Company deducts an Administrative Charge which is currently equal, on an annual basis, to .01% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed .25% of the average daily net asset value of the Separate Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See Charges and Deductions - Deduction for Administrative Charge).

     Annual Contract Maintenance Charge. Currently, there is an Annual Contract Maintenance Charge of $35 deducted on the last day of the Contract Year. The Company may increase this charge to an amount not to exceed $60 per Contract Year. The Annual Contract Maintenance Charge will be deducted from the Sub-Accounts in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value. If the Annuity Date is not the last day of the Contract Year, then a pro-rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless otherwise elected the Annual Contract Maintenance Charge will be deducted pro-rata from Annuity Payments and will result in a reduction of each Annuity Payment.

     Premium Taxes. Premium Taxes are charged against Premium Payments or Contract Values. (See Charges and Deductions - Deduction for Premium and Other Taxes). The Company currently intends to charge for any Premium Taxes when due.

     Transfer Fee. Under certain circumstances, a Transfer Fee may be assessed during the Accumulation Period when a Contract Owner makes a transfer from one Sub-Account to another Sub-Account or during the Annuity Period when a Contract Owner makes a transfer from one Sub-Account to another Sub-Account or from a Sub-Account to the General Account. (See Charges and Deductions - Deduction for Transfer Fee).

Federal Income Tax Penalty

     There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See Tax Status - Tax Treatment of Withdrawals - Qualified Contracts).
For a further discussion of the taxation of the Contracts, see Tax Status.

     See Tax Status - Diversification for a discussion of owner control of the underlying investments in a variable annuity contract.

The Contract

     Transfers. Subject to the conditions imposed on such transfers by the Company, Contract Owners may make unlimited transfers between Sub-Accounts during the Accumulation Period and six (6) transfers per calendar year during the Annuity Period. The Company reserves the right to further limit the number of transfers in the future. The Contract provides for twelve (12) free transfers per calendar year during the Accumulation Period and six (6) free transfers per calendar year during the Annuity Period. Transfers made in excess of the number of free transfers will result in the imposition of the transfer fee. During the Annuity Period, the Contract Owner may, once each Contract Year, make a transfer from one or more Sub-Accounts to the General Account. However, transfers cannot be made from the General Account to the Separate Account. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. (See Transfers).

     Withdrawals. Subject to certain minimums imposed on such withdrawals by the Company, the Contract Owner may, during the Accumulation Period, upon Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. (See Withdrawals). Tax penalties may apply. (See Tax Status).

     Death Benefit. The death benefit during the Accumulation Period will be the Contract Value. (See Proceeds Payable on Death for an additional discussion.)

     Annuity Options. There are six (6) Annuity Options available for the Contract Owner to choose from. The Contract Owner may elect to have the Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination Fixed and Variable Annuity. (See Annuity Provisions for a further discussion.)

     Maximum Issue Ages. The maximum issue age is 85. This restriction applies at the time of Contract issue and upon any change in Contract Owner or Annuitant during the Accumulation Period and applies to both the Contract Owner and the Annuitant. For Joint Contract Owners all provisions which are based upon age, including the maximum issue age, are based on the age of the older of the Joint Contract Owners.

Table of Fees & Expenses
(See Note 1 Below.)

Contract Owner Transaction Expenses

                                   There are no sales loads assessed against
                                   Purchase Payments or amounts withdrawn. (See
                                   Note 2 below.)
Transfer Fee (See Note 3 below.)   No charge is imposed for the first 12
                                   transfers in a calendar year during the
                                   Accumulation Period. Only 6 transfers in a calendar year during the Annuity Period are permitted (6 transfers are free). The Fee is the lesser of $20 or 2% of the amount transferred.

Annual Contract Maintenance Charge $35 per Contract per Contract Year. (See Note 4 below.)

 Separate Account Annual Expenses
 (as a percentage of average account value)

Mortality and Expense Risk Charge (See Note 5 below)...................... 0.38%
Administrative Charge (See Note 6 below).................................. 0.01%

Total Separate Account Annual Expenses.................................... 0.39%

                ELIGIBLE INVESTMENT'S ANNUAL EXPENSES FOR 1997
             (as a percentage of the average net assets of a Fund)

                                                           Advisory    Other        Total
                                                             Fees     Expenses      Fund
                                                                                  Operating
                                                                                  Expenses
OFFITBANK VIF - Investment Grade Global Debt Fund.........   0.80%     0.70%       1.50%
OFFITBANK VIF - Emerging Markets Fund.....................   0.00%     1.50%       1.50%
OFFITBANK VIF - High Yield Fund...........................   0.52%     0.63%       1.15%
Oppenheimer Money Fund....................................   0.44%     0.04%       0.48%

(See the Prospectuses for the OFFITBANK VIF and Oppenheimer Funds for more information.)

Examples

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming that the same Fund expenses as shown above for the periods shown in the examples, regardless of whether the Contract is fully surrendered at the end of each time period, or if the Contract is not surrendered, or if the Contract is annuitized.

                                                           1 Year   3 Years    5 Years   10 Years
OFFITBANK VIF - Investment Grade Global Debt Fund.........  $19       $60       $103       $223
OFFITBANK VIF - Emerging Markets Fund.....................  $19       $60       $103       $223
OFFITBANK VIF - High Yield Fund...........................  $16       $49        $85       $185
Oppenheimer Money Fund....................................  $ 9       $28        $49       $108

Notes to Table of Fees and Expenses

1. The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will incur directly or indirectly. The Examples assume an average Contract Value of $500,000. The Fee Table reflects expenses of the Separate Account as well as the Eligible Investments. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for the Eligible Investments.

2. The Contracts are offered without the imposition of a front-end sales load or a back-end sales load (often referred to as a contingent deferred sales load).

3. Transfers made by the Company at the end of the Right to Examine Contract period will not be counted in determining the application of the Transfer Fee. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. All transfers made during a Valuation Period are deemed to be one transfer.

4. Currently, the Annual Contract Maintenance Charge is $35 each Contract Year and is deducted on the last day of the Contract Year. The Company may increase this charge to an amount not to exceed $60 per Contract Year. If a total withdrawal is made on other than the last day of the Contract Year, the full Annual Contract Maintenance Charge will be deducted at the time of the total withdrawal. The Annual Contract Maintenance Charge will be deducted from Sub-Accounts in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value. If the Annuity Date is not the last day of the Contract Year, then a pro-rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless the Annual Contract Maintenance Charge will be deducted pro-rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. (See Charges and Deductions - Deduction for Annual Contract Maintenance Charge). The examples reflect the $35 Annual Contract Maintenance Charge as an annual charge of 0.007% of assets, based on an anticipated average Contract Value of $500,000.

5. The current Mortality and Expense Risk Charge is equal on an annual basis to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed 1.25% of the average daily net asset value of the Separate Account.

6. The current Administrative Charge is equal on an annual basis to .01% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed .25% of the average daily net asset value of the Separate Account.

7. Premium Taxes are not reflected. Premium taxes may apply. (See Charges and Deductions - Deduction for Premium and Other Taxes).

8. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Condensed Financial Information*

                            ACCUMULATION UNIT VALUES

Sub-Account                                                 1996    Dec. 31, 1996   Dec. 31, 1997
OFFITBANK VIF - Investment Grade Global Debt Fund           10.00      --              --
OFFITBANK VIF - Emerging Markets Fund                       10.00   10.582968       11.406443
OFFITBANK VIF - High Yield Fund                             10.00   10.604901       11.828541
Oppenheimer Money Fund                                      10.00      --              --

                        ACCUMULATION UNITS OUTSTANDING

                                                             Dec. 31, 1996   Dec. 31, 1997
OFFITBANK VIF - Investment Grade Global Debt Fund...........          0               0
OFFITBANK VIF - Emerging Markets Fund.......................    296,409         417,154
OFFITBANK VIF - High Yield Fund.............................    695,534       1,755,878
Oppenheimer Money Fund......................................          0               0

* Commencement of the public offering was January 4, 1996. As there were no assets in the Global Debt Fund or the Money Fund, these funds had no unit values or Accumulation Units outstanding as of December 31, 1997.

The Company

      C.M. Life Insurance Company (the "Company"), 140 Garden Street, Hartford, Connecticut 06154, is a stock life insurance company. It was chartered by a special Act of the Connecticut General Assembly on April 25, 1980. It is principally engaged in the sale of life insurance and annuities, and is licensed in all states except New York. The Company is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). MassMutual is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life (including variable life), accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. As of December 31, 1997, MassMutual had estimated unconsolidated statutory assets in excess of $57 billion, and estimated total assets under management in excess of $152 billion.

The Separate Account

      The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Connecticut insurance law on August 3, 1994. This segregated asset account has been designated C.M. Multi-Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations. The Separate Account meets the definition of a "separate account" under federal securities laws.

      The Separate Account currently is divided into two segments, one of which relates to the Contract. This segment is divided into Sub-Accounts, with the assets of each Sub-Account invested in one or more shares of OFFITBANK VIF - High Yield Fund, OFFITBANK VIF - Investment Grade Global Debt Fund, OFFITBANK VIF Emerging Markets Fund of OFFITBANK VIF or the Oppenheimer Money Fund of OVAF. There is no assurance that the investment objectives of any of the Eligible Investments will be met. Contract Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

Eligible Investments

      The following are the current Eligible Investments and individual Funds that can be selected as the underlying investments of the Contract. Some Funds or Portfolios may not be available to Contract Owners residing in certain states. While a brief summary of the various investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for each of the Eligible Investments which are included with this Prospectus.

The OFFITBANK Variable Insurance Fund, Inc.

      The OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") is an open-end, management investment company consisting of three separate Funds. OFFITBANK, a trust company specializing in global fixed income management, serves as the Funds' investment adviser. OFFITBANK's address is 237 Park Avenue, Suite 910, New York, New York 10017. The Funds and their investment objectives and policies are as follows:

      OFFITBANK VIF - High Yield Fund. This Fund seeks high current income with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. corporate fixed income securities rated below investment grade offering potential returns that are sufficiently high to justify the greater investment risks.

      OFFITBANK VIF - Investment Grade Global Debt Fund. This Fund seeks a competitive fixed-income total investment return by investing, under normal circumstances, at least 75% of its total assets in a wide range of investment grade debt securities issued anywhere in the world, including the United States, and denominated in any currency, including U.S. dollars. Up to 25% of the Fund's total assets may be invested in below investment grade debt securities.

      OFFITBANK VIF - Emerging Markets Fund. This Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt instruments, but may invest up to 20% of its total assets in equity securities.

      The OFFITBANK VIF - High Yield, Emerging Markets Fund, and Investment Grade Global Debt Funds may invest up to 25% of their total assets, in high yield, high risk corporate debt securities and sovereign debt obligations which are considered speculative and subject to certain risks.

Oppenheimer Variable Account Funds

      Oppenheimer Variable Account Funds ("OVAF")is an open-end, management investment company. OVAF's investment adviser is OppenheimerFunds, Inc. ("OFI"), which (including a subsidiary) advises investment company portfolios having over $75 billion in assets and 3.5 million shareholder accounts. OFI has operated as an investment adviser since 1959. OFI is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of OppenheimerFunds and controlled by MassMutual. OppenheimerFunds' address is Two World Trade Center, New York, New York 10048.

Oppenheimer Money Fund

      The Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. Its shares are neither insured nor guaranteed by the U.S. government, and there is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

Voting Rights

As long as the Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Contract Owner during the lifetime of the Annuitant, or the beneficiary after the Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares ) deemed attributable to the Contract should be voted at meetings of shareholders of the Funds. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in the Separate Account deemed attributable to a Contract Prior to its Maturity Date and during the lifetime of the Annuitant will be determined by dividing the Contract's value held in each Sub-Account of the Separate Account, if any, by $100. Fractional votes are counted. After the Maturity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future Variable Monthly Annuity payments under the Contract as of the record date and thus the voting rights will decrease as payments are made.

Contract Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by the Separate Account as to which no effective instructions have been received will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Annuitant is not the Contract Owner, the Annuitant will have the right to instruct the Contract Owner with respect to the votes attributable to any vested interest the Contract Owner has in the Contract. C.M. Life's obligation in this instance will be to make available to the Contract Owner copies of the proxy material for distribution to the Annuitant. Votes representing interest as to which the Contract Owner is not instructed may, in turn, be voted by the Contract Owner in his discretion.

Substitution of Securities

      If the shares of any Eligible Investment are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of such shares or may substitute shares of another Eligible Investment for shares already purchased under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

Charges and Deductions

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are described below:

Deduction for Mortality and Expense Risk Charge

      Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge which is equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge; however, the maximum Mortality and Expense Risk Charge will not exceed 1.25% of the average daily net asset value of the Separate Account. In the event of an increase, the Company will give Contract Owners 90 days prior notice of the increase. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Contract Owner) regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract whether for a Fixed Annuity or a Variable Annuity. Also, there is a mortality risk borne by the Company with respect to the death benefit. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

      If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

Deduction for Administrative Charge

      Each Valuation Period, the Company deducts an Administrative Charge which is equal, on an annual basis, to 0.01% of the average daily net asset value of the Separate Account. The Company may increase this charge; however, the maximum Administrative Charge will not exceed 0.25% of the average daily net asset value of the Separate Account. In the event of an increase, the Company will give Contract Owners 90 days prior notice of the increase. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmation statements, annual and periodic reports, maintenance of Contract Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses.

Deduction for Annual Contract Maintenance Charge

      Currently, the Annual Contract Maintenance Charge is $35 each Contract Year and is deducted on the last day of the Contract Year. This charge may be increased but it will not exceed $60 per Contract Year. In the event of an increase, the Company will give Contract Owners 90 days prior notice of the increase. If a total withdrawal is made on other than the last day of the Contract Year, the full Annual Contract Maintenance Charge will be deducted at the time of the total withdrawal. The Annual Contract Maintenance Charge will be deducted from the Sub-Accounts in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value. If the Annuity Date is not the last day of the Contract Year, then a pro-rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless otherwise elected the Annual Contract Maintenance Charge will be deducted pro-rata from Annuity Payments and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

Deduction for Premium and Other Taxes

      Currently, any Premium Taxes relating to the Contracts will be deducted from the Purchase Payments or from Contract Value when incurred. The Company will, in its sole discretion, determine when Premium Taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. Premium Taxes generally range from 0% to 3.5%. The Company will deduct any withholding taxes required by applicable law.

      The Company reserves the right to establish a provision for federal income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company is not currently making any provision for federal income taxes.

Deduction for Eligible Investment Expenses

      There are other deductions from and expenses paid out of the assets of the Eligible Investments, including amounts paid for advisory and operating fees, which are described in the accompanying Prospectuses for the Eligible Investments.

Deduction for Transfer Fee

      Subject to certain minimums and to any limitations imposed by the Company on the number of transfers (currently, unlimited during the Accumulation Period and six (6) during the Annuity Period) Contract Owners may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account or during the Annuity Period from a Sub-Account to the General Account without the imposition of any fee or charge if there have been no more than the number of free transfers permitted. If more than the number of free transfers (currently, 12 during the Accumulation Period, and 6 during the Annuity Period) have been made, the Company will deduct a Transfer Fee for each subsequent transfer permitted. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. Transfers made by the Company at the end of the Right to Examine Contract period will not be counted in determining the application of the Transfer Fee. All transfers made during a Valuation Period are deemed to be one transfer.

The Contracts

Contract Owner

      The Contract Owner is the person(s) or entity(ies) entitled to ownership rights stated in the Contract. The Contract Owner is the person designated as such on the Issue Date, unless changed.

      The Contract Owner may change owners at any time prior to the Annuity Date by Written Request. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. The change will become effective as of the date the Written Request is received. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received. Any change of Contract Owner is subject to the Company's underwriting rules then in effect. (See Tax Status - General)

Joint Contract Owners

      The Contract can be owned by Joint Contract Owners. If Joint Contract Owners are named, any Joint Contract Owner must be the spouse of the other Contract Owner. Upon the death of either Contract Owner, the surviving spouse will be the Primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified in the application for the Contract, if there are Joint Contract Owners both signatures will be required for all Contract Owner transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Contract Owners, either Joint Contract Owner can give telephone instructions.

Annuitant

      The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Contract Owner at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect. In the case of certain Qualified Contracts the Contract Owner must be the Annuitant.

Assignment

      A Written Request specifying the terms of an assignment of the Contract must be provided to the Annuity Service Center. Until the Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Contract by assignment, agreement, or otherwise. The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent. If the Contract is assigned, the Contract Owner's rights may only be exercised with the consent of the assignee of record. The consent of any Irrevocable Beneficiaries is required before assignment of proceeds can happen.

Purchase Payments and Contract Value

Purchase Payments

     The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment the Company will accept without prior approval is $100,000. The minimum subsequent Purchase Payment the Company will accept is $10,000, unless the Contract Owner has elected the automatic investment option in which case the Company will accept a minimum of $5,000. The maximum total Purchase Payment is $5 million. Purchase Payments above these amounts must be preapproved by the Company. The Company reserves the right to reject any Application or Purchase Payment.

Allocation of Purchase Payments

     The allocation of the initial Purchase Payment is made in accordance with the selection made by the Contract Owner at the time the Contract is issued, except in the circumstances described under Right to Examine Contract. In those circumstances, the Company will allocate initial Purchase Payments to the Money Market Sub-Account until the expiration of the Right to Examine Contract period. Upon expiration, the Contract Value will be reallocated in accordance with the Contract Owner's selection. Unless otherwise changed by Written Request by the Contract Owner, subsequent Purchase Payments are allocated in accordance with the same selection as the initial Purchase Payment.

     There are currently no limitations on the number of Sub-Accounts that can be selected by a Contract Owner. If allocations are made in percentages, whole numbers must be used.

     If the Purchase Payments and forms required to issue a Contract are in good order, the initial Purchase Payment will be credited to the Contract within
(2) business days after receipt at the Annuity Service Center. Additional Purchase Payments will be credited to the Contract as of the Valuation Period when they are received. If the forms required to issue a Contract are not in good order the Company will attempt to get them in good order or the Company will return the forms and the Purchase Payment within five (5) business days, unless it has been authorized otherwise by the purchaser.

Contract Value

     The Contract Value is the sum of the Contract Owner's interest in the Sub-Accounts of the Separate Account for any Valuation Date during the Accumulation Period. It will fluctuate from one Valuation Period to the next, and may be more or less than Purchase Payments made. The Contract Owner's interest in a Sub-Account is determined by multiplying the number of Accumulation Units credited to the Contract by the Accumulation Unit Value for that Sub-Account.

Accumulation Units

     During the Accumulation Period, Accumulation Units shall be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Purchase Payments, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Center.

Accumulation Unit Value

     The Accumulation Unit Value for each Sub-Account was arbitrarily set initially at $10. Subsequent Accumulation Unit Values for each Sub-Account are determined for each Valuation Period by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the current Valuation Period.

     The Net Investment Factor for each Sub-Account is determined by dividing A by B and subtracting C where:

     A is (i) the net asset value per share of the fund or portfolio of an Eligible Investment held by the Sub-Account for the current Valuation Period; plus (ii) any dividend per share declared on behalf of such fund or portfolio of an Eligible Investment that has an ex-dividend date within the current Valuation Period; less (iii) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account.

     B is the net asset value per share of the fund or portfolio held by the Sub-Account for the immediately preceding Valuation Period.

     C is the cumulative charge for the Mortality and Expense Risk Charge and for the Administrative Charge.

     The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

Transfers

Transfers During the Accumulation Period

     Subject to certain limitations imposed by the Company on the number of transfers (currently, unlimited) that can be made during the Accumulation Period, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account by Written Request. No fee will be imposed if there have been no more than the number of free transfers allowed (currently, twelve
(12) per calendar year). All transfers are subject to the following:

1. If more than the number of free transfers have been made, the Company will deduct a Transfer Fee, (see Charges and Deductions - Deduction for Transfer
     Fee), for each subsequent transfer permitted. The Transfer Fee will be deducted from the Contract Owner's interest in the Sub-Account from which the transfer is made. However, if the Contract Owner's entire interest in a Sub-Account is being transferred, the Transfer Fee will be deducted from the amount which is transferred. If Contract Values are being transferred from more than one Sub-Account, any Transfer Fee will be allocated to those Sub-Accounts on a pro-rata basis in proportion to the amount transferred from each Sub-Account.

2. The minimum amount which can be transferred is $10,000 (from one or multiple Sub-Accounts) or the Contract Owner's entire interest in the Sub-Account, or the minimum amount permitted by applicable state law, if less. The minimum amount which must remain in a Sub-Account after a transfer is $10,000 or $0 if the entire amount in the Sub-Account is transferred.

3. The Contract provides that the Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above. However, the Company has agreed to give prior notice to OFFITBANK of any proposed termination, suspension or modification of the transfer privilege.

     Contract Owners can elect to make transfers by telephone. To do so, Contract Owners must submit a completed Written Request electing the telephone transfer privilege. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Contract Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

     If there are Joint Contract Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Contract Owners.

Transfers During the Annuity Period

     During the Annuity Period, the Contract Owner may make transfers (currently, six (6) per calendar year), by Written Request, as follows:

1. The Contract Owner may make transfers of Annuity Reserves between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers (currently, six (6) transfers per calendar year) that can be made during the Annuity Period. Currently, six (6) transfers permitted per calendar year during the Annuity Period are free (no Transfer Fee will be imposed).

2. The Contract Owner may, once each Contract Year, make a transfer of Annuity Reserves from one or more Sub-Accounts to the General Account. The Contract Owner may not make a transfer from the General Account to one or more Sub-Accounts of the Separate Account.

3. Transfers of Annuity Reserves between Sub-Accounts will be made by converting the number of Annuity Units attributable to the Annuity Reserves being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

     The amount transferred to the General Account from a Sub-Account will be based on the Annuity Reserves for the Contract Owner in that Sub-Account. Transfers to the General Account will be made by converting the Annuity Units being transferred to purchase fixed Annuity Payments under the Annuity Option in effect and based on the Age of the Annuitant at the time of the transfer.

4. The minimum amount which can be transferred is $10,000 or the Contract Owner's entire interest in the Sub-Account, or the minimum amount permitted by applicable state law, if less. The minimum amount which must remain in a Sub-Account after a transfer is $10,000 or $0 if the entire amount in the Sub-Account is transferred.

5. The Contract provides that the Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above. However, the Company has agreed to give prior notice to OFFITBANK of any proposed termination, suspension or modification of the transfer privilege.

     Contract Owners can elect to make transfers by telephone. To do so, Contract Owners must complete a prior Written Request electing the telephone transfer privilege. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Contract Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

     If there are Joint Contract Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Contract Owners.

Withdrawals

     During the Accumulation Period, the Contract Owner may, upon a Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. The Contract Withdrawal Value is:

1. The Contract Value as of the end of the Valuation Period during which a Written Request for a withdrawal is received; less

2.   Any applicable Premium Taxes not previously deducted; less

3.   The Annual Contract Maintenance Charge, if any; less

4. Any Purchase Payments credited to the Contract when based upon checks that have not cleared the drawer bank.

     A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the Contract Owner's interest in the Sub-Account bears to the total Contract Value. The Contract Owner must specify by Written Request in advance which Sub-Account Units are to be canceled if other than the above method is desired. If the Contract Owner makes a total withdrawal, all of the Contract Owner's rights and interests in the Contract will terminate.

     The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect (or unless a shorter period is required under applicable law or regulation). Each partial withdrawal must be for at least $10,000 or the Contract Owner's entire interest in the Sub-Account, if less. The minimum Contract Value which must remain in the Contract after a partial withdrawal is $50,000. The Company reserves the right to limit the number of partial withdrawals that can be made from a Contract. Currently, there are no limitations on the number of partial withdrawals. Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See Tax Status).

     No withdrawals are permitted during the Annuity Period.

Systematic Withdrawals

     The Company permits a Systematic Withdrawal Plan which enables a Contract Owner to pre-authorize (by providing the Company with a Written Request) a periodic exercise of the contractual withdrawal rights. Systematic withdrawals are made on any monthly date specified by the Contract Owner (or the next following Valuation Date if the monthly date is not a Valuation Date). If no start date is selected, the Company will automatically begin systematic withdrawals within five (5) business days after the Written Request is received. Contract Owners must be 59 1/2 or older to participate in the program. A minimum Contract Value of $100,000 at the time the Systematic Withdrawal Plan is elected is required. Certain tax penalties may apply to withdrawals from the Contracts (see Tax Status - Tax Treatment of Withdrawals - Qualified Contracts). Contract Owners can choose the frequency at which withdrawals will be made, i.e., monthly, quarterly, semi-annually or annually. The amount will be withdrawn proportionately from each Sub-Account held under the Contract unless otherwise directed by the Contract Owner.

     Changes to selections made by the Contract Owner may be made by Written Request. The Systematic Withdrawal Option will terminate if: (i) the total Contract Value is withdrawn; (ii) the last withdrawal as selected by the Contract Owner has been made; (iii) there is insufficient Contract Value in the Sub-Account to complete the withdrawal; (iv) Annuity Payments have commenced; or
(v) a Written Request from the Contract Owner to terminate the option has been received at the Annuity Service Center at least (5) business days prior to the next withdrawal request. Contract Owners who elect to terminate the Systematic Withdrawal Plan may re-institute the Plan by Written Request.

     Contract Owners currently participating in the automatic premium system may not simultaneously participate in the Systematic Withdrawal Plan. All the provisions relating to withdrawals contained in the Contract are applicable to the Systematic Withdrawal Plan.

Suspension or Deferral of Payments

     The Company reserves the right to suspend or postpone payments for a withdrawal or transfer for any period when:

1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   Trading on the New York Stock Exchange is restricted;

3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

4. During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners;

provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

Proceeds Payable on Death

Death of Contract Owner During the Accumulation Period

     Upon the death of the Contract Owner or a Joint Contract Owner during the Accumulation Period, the death benefit will be paid to the Primary Beneficiary designated by the Contract Owner. Upon the death of a Joint Contract Owner, the surviving Joint Contract Owner, if any, will be treated as the Primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a Contingent Beneficiary, unless previously changed by Written Request.

     A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options below. If the Beneficiary is the spouse of the Contract Owner he or she may elect to continue the Contract at the then current Contract Value (which may be less than the Death Benefit) in his or her own name and exercise all the Contract Owner's rights under the Contract. In the event of the simultaneous death of Joint Contract Owners, death benefits will be determined in accordance with state law.

Death Benefit Amount During the Accumulation Period

     The death benefit during the Accumulation Period will be the Contract
Value determined and paid as of the end of the Valuation Period during which the Company receives both due proof of death and an election of the payment method.

Death Benefit Options During the Accumulation Period

A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Contract Owner during the Accumulation Period:

     Option 1 - lump sum payment of the death benefit; or

     Option 2 - the payment of the entire death benefit within five (5) years of the date of the death of the Contract Owner; or

     Option 3 - payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Contract Owner or any Joint Contract Owner.

     Any portion of the death benefit not applied under Option 3 within one (1) year of the date of the Contract Owner's death, must be distributed within five
(5) years of the date of death.

     A spousal Beneficiary may elect to continue the Contract in his or her own name, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option.

     If a lump sum payment is requested, the amount will be paid within seven
(7) days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments Provision is in effect.

     Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by the Company of proof of death.

Death of Contract Owner During the Annuity Period

     If the Contract Owner or a Joint Contract Owner, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at such Contract Owner's death. Upon the death of a Contract Owner during the Annuity Period, the Beneficiary becomes the Contract Owner.

Death of Annuitant

     Upon the death of the Annuitant, who is not a Contract Owner, during the Accumulation Period, the Contract Owner may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Contract Owner will become the Annuitant. If the Contract Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated. (See Death of Contract Owner During Accumulation Period).

     Upon the death of the Annuitant on or after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Payment of Death Benefit

     The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

1.   a certified death certificate;

2. a certified decree of a court of competent jurisdiction as to the finding of death; or

3.   any other proof satisfactory to the Company.

     All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

Beneficiary

     The Beneficiary designation in effect on the Issue Date will remain in effect until changed. Unless the Contract Owner provides otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:

1. to the Primary Beneficiary(ies) who survive the Contract Owner's and/or the Annuitant's death, as applicable; or if there are none

2. to the Contingent Beneficiary(ies) who survive the Contract Owner's and/or the Annuitant's death, as applicable; or if there are none

3.   to the estate of the Contract Owner.

     Beneficiaries may be named irrevocably. In that case a change of Beneficiary requires the consent of any irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Contract Owner retains all other contractual rights.

Change of Beneficiary

     Subject to the rights of any irrevocable Beneficiary(ies), the Contract Owner may change the Primary Beneficiary(ies) or Contingent Beneficiary(ies). A change may be made by Written Request. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

Annuity Provisions

Annuity Guidelines

     Once the Contract reaches the Annuity Date, the following guidelines apply:

1. The Contract Owner may elect to have the Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination Fixed and Variable Annuity. If a combination is elected, the Contract Owner must specify what part of the Contract Value is to be applied to the Fixed and Variable options.

2. The amount applied to an Annuity Option on the Annuity Date, excluding any death benefit proceeds applied to an Annuity Option, is equal to the Contract Value minus any applicable Premium Tax and Annual Contract Maintenance Charge.

3. If the amount to be applied under an Annuity Option is less than $2,000, the Company reserves the right to pay the amount in a lump sum. If any Annuity Payment is less than $100, the Company reserves the right to change the payment basis to equivalent quarterly, semi-annual or annual payments.

4. Contract Owners select an Annuity Date at the Issue Date. Contract Owners may change the Annuity Date at any time prior to the Annuity Date by Written Request 30 days prior to the new Annuity Date. The Annuity Date must be the first day of a calendar month. The Annuity Date cannot be earlier than five years after the Issue Date. The latest permitted Annuity Date is the earlier of: (i) the 90th birthday of the Annuitant or the oldest Joint Annuitant; or (ii) the latest date permitted under state law.

5. If no Annuity Option has been chosen at least thirty (30) calendar days before the Annuity Date, the Company will make payments to the Annuitant under Option B, with 10 years of payments guaranteed. Unless specified otherwise, the then Contract Value shall be used to provide a Variable Annuity.

Annuity Payments

     The Company will make Annuity Payments beginning on the Annuity Date, provided no death benefit has become payable and the Contract Owner has by Written Request selected an available Annuity Option and payment schedule. Except as otherwise agreed to by the Contract Owner and the Company, Annuity Payments will be payable monthly unless another Annuity Payment frequency is selected by the Contract Owner. The Annuity Option and frequency of Annuity Payments may not be changed by the Contract Owner after Annuity Payments begin. Unless the Contract Owner specifies otherwise, the payee of the Annuity Payments shall be the Annuitant.

     If the amount of the Annuity Payment will depend on the age or sex of the Annuitant, the Company reserves the right to ask for satisfactory proof of the Annuitant's (or Joint Annuitant's, if any) age and sex. The Company reserves the right to delay Annuity Payments until acceptable proof is received.

      The Mortality and Expense Risk Charge is assessed during both the Accumulation Period and Annuity Period. The Company will continue to assess the Mortality and Expense Risk Charge during payment of an Annuity Option that does not involve life contingency even though the Company no longer bears any mortality risk on such payment obligation.

Fixed Annuity

      A Fixed Annuity provides for payments which do not fluctuate based on investment performance.

      Fixed Annuity payments shall be determined by applying the Annuity Purchase Rates set forth in the Fixed Annuity Rate Tables contained in the Contract to the portion of the Contract Value allocated to the Fixed Annuity Option selected by the Contract Owner.

Variable Annuity

      A Variable Annuity provides for payments which may fluctuate based on the investment performance of the Sub-Accounts of the Separate Account. Variable Annuity Payments will be based on the Sub-Accounts' Annuity Units credited to the Variable Annuity Option.

Annuity Units and Payments

      The dollar amount of each Variable Annuity payment depends on the number of Annuity Units credited to that Annuity Option, and the value of those Units. The number of Annuity Units is determined as follows:

1. The number of Annuity Units credited in each Sub-Account will be determined by dividing the product of the portion of the Contract Value to be applied to the Sub-Account and the Annuity Purchase Rate by the value of one Annuity Unit in that Sub-Account on the Annuity Date. The purchase rates are set forth in the Variable Annuity Rate Tables in the Contract.

2. For each Sub-Account, the amount of each Annuity Payment equals the product of the Annuitant's number of Annuity Units and the Annuity Unit Value on the payment date. The amount of each payment may vary.


Annuity Unit Value

      The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

      The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

1. The Net Investment Factor (see page 16 for a description) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period.

2. The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding Valuation Date. The assumed investment rate is based on an effective annual rate of 4%.

      The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.


Annuity Options

      The Contract Owner may choose periodic Fixed and/or Variable Annuity Payments under any one of the Annuity Options described below. The Company may consent to other plans of payment before the Annuity Date.

      The following Annuity Options are available:

      Annuity Option A - Life Income.

      Periodic payments will be made as long as the Annuitant lives. Under this option it would be possible for only one (1) Annuity Payment to be made if the Annuitant were to die before the due date of the second Annuity Payment; only two (2) Annuity Payments if the Annuitant were to die before the due date of the third Annuity Payment; and so forth.

      Annuity Option B - Life Income with Period Certain

      Periodic payments will be made for a guaranteed period, or as long as the Annuitant lives, whichever is longer. The guaranteed period may be five (5), ten
(10) or twenty (20) years. If the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

      Annuity Option C - Joint and Last Survivor Payments

      Periodic payments will be made during the joint lifetime of two Annuitants continuing in the same amount during the lifetime of the surviving Annuitant. Under this option it would be possible for only one (1) Annuity Payment to be made if both Annuitants were to die before the due date of the second Annuity Payment; only two (2) Annuity Payments if both Annuitants were to die before the due date of the third Annuity Payment; and so forth.

      Annuity Option D - Joint and 2/3 Survivor Annuity

      Periodic payments will be made during the joint lifetime of two Annuitants. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of two-thirds of the Annuity Payment (or Units) in effect during the joint lifetime. Under this option it would be possible for only one (1) Annuity Payment to be made if both Annuitants were to die before the due date of the second Annuity Payment; only two (2) Annuity Payments if both Annuitants were to die before the due date of the third Annuity Payment; and so forth.

      Annuity Option E - Period Certain

      Periodic payments will be made for a specified period. The specified period must be at least five (5) years and cannot be more than thirty (30) years. If the Contract Owner does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

      Annuity Option F - Special Income Settlement Agreement

      The Company will pay the proceeds in accordance with terms agreed upon in writing by the Contract Owner and the Company.

Distribution

      MML Distributors, LLC ("MML Distributors") is the distributor of the Contracts. MML Distributors is a limited liability corporation. MML Distributors is a broker-dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. MML Distributors is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and an affiliate of C.M. Life Insurance Company.

      MML Distributors may enter into selling agreements with other broker-dealers which are registered with the Securities and Exchange Commission and are members of the National Association of Securities Dealers, Inc.

("selling brokers"). Contracts are sold through agents who are licensed by state insurance officials to sell the Contracts. These agents are also registered representatives of selling brokers.

      MML Distributors does business under different variations of its name; including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota, and Washington, and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio, and West Virginia.

      It is anticipated that the offering of the Contracts will be continuous.


Performance Information

Money Market Sub-Account

      From time to time, the Company may advertise its "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but not Premium Taxes.

Other Sub-Accounts

      From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Contract. Such data will show the percentage change in the value of a Sub-Account's Accumulation Unit based on the performance of the underlying investment vehicle over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contract, but not Premium Taxes. Any advertisement will include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charge, as well as any asset-based charges, but not Premium Taxes.

      The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values or values since inception of the Fund.

      In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends. In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market

Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

      The Company may also distribute sales literature which compares the performance of the Contracts and Insurance Investment Products Trust with the contracts issued through the separate accounts of other insurance companies and their underlying funds. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

      The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

      The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Atlanta and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate which charges had been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

      Morningstar rates mutual funds used with variable contracts against its peers with similar investment objectives. Morningstar does not rate any mutual fund that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether they reflect the deduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Tax Status

General

Note: the following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. This discussion is based upon C.M. Life's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws, or of the current interpretation by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or other non-periodic distribution or as Annuity Payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts received equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants, and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States Government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds underlying the Contracts will be managed by the Investment Adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling would generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year.

Tax Treatment of Assignments

A transfer of ownership, assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to transfer, assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includable in the gross income of a payee are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the payee, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special rules limit the ability of a payee to elect no withholding where the payee fails to provide a U.S. residence address or federal taxpayer identification number.

Effective January 1, 1993, certain distributions from Qualified Plans under
Section 401, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint lives or joint life expectancies of the participant and a designated beneficiary; or b) distributions for a specified period of ten (10) years or more; or c) distributions which are required minimum distributions. Payments that are not eligible for rollover remain subject to the withholding rules described in the preceding paragraph.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Penalty Tax

A 10% penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer has become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See Tax Treatment of Withdrawals - Qualified Contracts.)

Qualified Plans

      The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contract's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

      Contracts issued pursuant to Qualified Plans include special provisions restricting Contract rights that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal off C.M. Life penalties and restrictions may apply to surrenders from Qualified Contracts. (See Tax Treatment of Withdrawals - Qualified Contracts).

      On July 6, 1983, the Supreme Court decided in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans

      Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See Tax Treatment of Withdrawals - Qualified Contracts). These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the Plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the Plan complies with all legal requirements applicable to such benefits prior to the transfer of the Contract. Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities

      Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See Tax Treatment of Withdrawals Qualified Contracts). Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRA's

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as the Roth IRA. A Roth IRA is subject to limitations on the amount that may be contributed and the timing and tax consequences of distributions. Contributions to a Roth IRA are not deductible. Also, an individual (with a filing status other than married filing separately) with an adjusted gross income in any tax year of $100,000 or less, may roll over distributions from a traditional IRA or convert a traditional IRA into a Roth IRA. The rollover or conversion will be subject to tax. As in the case of a traditional IRA, the sale of Contracts for use with a Roth IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of Contracts for use with a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

As of May 1, 1998, these Contracts are not available in the Roth IRA market.


Corporate Pension and Profit-Sharing Plans

      Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See Tax Treatment of Withdrawals - Qualified Contracts). These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

      In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 408(b) (Individual Retirement Annuities) and 408A Roth IRAs. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The penalty tax will not apply to a rollover from or conversion of a traditional IRA into a Roth IRA. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2 (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he/she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) for calendar years beginning January 1, 1997, distributions made to an unemployed Contract Owner or Annuitant (as applicable) for payment of health insurance premiums; (h) for calendar years beginning January 1, 1998, distributions made to a Contract Owner or Annuitant (as applicable) for payment of qualified higher education expenses; and (i) for calendar years beginning January 1, 1998 distributions made to a Contract owner or Annuitant (as applicable) for payment of qualified "first-home" purchase costs, subject to a $10,000 lifetime cap. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. The exceptions stated in (g), (h) and (i) above apply in the case of an Individual Retirement Annuity. All exceptions applicable to an Individual Retirement Annuity are applicable to a Roth IRA.

      Generally, distributions from a Qualified Plan by a 5% owner or from an IRA must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2 and from all others in Qualified Plans at the later of age 70 1/2 or when the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Roth IRAs are not subject to a minimum distribution requirement.


Contracts Owned by Other Than Natural Persons

      Generally, investment earnings on Purchase Payments for Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities other than tax- qualified trusts. Such Contracts generally will not be treated as annuities for federal income tax purposes.

Financial Statements

Financial statements of the Segment of the Separate Account and of the Company have been included in the Statement of Additional Information.

Legal Proceedings

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party which would have a negative impact on any party's ability to meet its obligations under the Contracts.

Table of Contents of the
Statement of Additional Information

Item

1. Company
2. The Separate Account
3. Independent Accountants
4. Distribution
5. Purchase of Securities Being Offered
6. Calculation of Performance Information
7. Annuity Provisions
8. Financial Statements

------------------------
------------------------
------------------------

FRONT

                                    OFFITBANK
                                    Attention: Stephen Wells
                                    520 Madison Avenue
                                    New York, NY 10022-4213

PLEASE SEND ME, AT NO CHARGE THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998 FOR THE INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY C.M. MULTI-ACCOUNT A--OFFITBANK


      (Please print or type and fill in all information.)


      Name

      Address

      City                             State                       ZIP Code

                                    PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS WITH

                          FLEXIBLE PURCHASE PAYMENTS

                                   ISSUED BY

                             C.M. MULTI-ACCOUNT A

                                      AND

                          C.M. LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998 FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL (800) 334-8117 OR WRITE, to Stephen Wells, OFFITBANK, 520 Madison Avenue, New York, New York 10022.

                                 MAY 1, 1998.

                               TABLE OF CONTENTS

                                                                       Page

Company ..................................................................2

The Separate Account .....................................................2

Independent Accountants ..................................................3

Distribution .............................................................3

Purchase of Securities Being Offered .....................................3

Calculation of Performance Information ...................................3

Annuity Provisions .......................................................6

Financial Statements ...........................................final pages


                                    COMPANY

C.M. Life, 140 Garden Street, Hartford, Connecticut 06154, is a stock life insurance company. It was chartered by a special Act of the Connecticut General Assembly on April 25, 1980. It is principally engaged in the sale of life insurance and annuities, and is licensed in all states except New York. C.M. Life is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). MassMutual is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life (including variable life), accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada. As of December 31, 1997, MassMutual had estimated unconsolidated statutory assets in excess of $57 billion and estimated total assets under management in excess of $152 billion.

Prior to February 29, 1996, C.M. Life was a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company ("Connecticut Mutual"). On February 29, 1996, Connecticut Mutual merged with and into MassMutual.

The merger did not affect any provisions of, or rights or obligations under, the Contracts issued by C.M. Life.

                             THE SEPARATE ACCOUNT


C.M. Multi-Account A ("Separate Account") was established pursuant to Connecticut insurance law on August 3, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Separate Account or the Company under Connecticut law, however, the Company and the Separate Account are subject to regulation by the Connecticut Department of Insurance.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations of the Company.

The OFFITBANK segment of the Separate Account currently is divided into four Sub-Accounts, with the assets of each Sub-Account invested in one or more shares of OFFITBANK VIF-High Yield Fund, OFFITBANK VIF- Investment Grade Global Debt Fund or OFFITBANK VIF-Emerging Markets Fund of the OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") or the Oppenheimer Money Fund of the Oppenheimer Variable Account Funds ("OVAF"). There is no assurance that the investment objectives of any of the Funds will be met. Participants bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

The OFFITBANK Variable Insurance Fund, Inc.

The OFFITBANK Variable Insurance Fund, ("OFFITBANK VIF") is organized as an open-end, management investment company consisting of three separate investment funds (the "Funds"). OFFITBANK, a trust company specializing in global fixed income management, serves as the Funds' investment adviser. OFFITBANK's address is 237 Park Avenue, Suite 910, New York, New York 10017. Each investment fund has its own investment objectives and policies.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds ("OVAF") is an open-end, management investment company. OVAF's investment adviser is OppenheimerFunds, Inc. ("OFI"), which (including a subsidiary) advises investment company portfolios having over $75 billion in assets and over 3.5 million shareholder accounts as of December 31, 1997. OVAF's address is Two World Trade Center, New York, New York 100489-0203.

                            INDEPENDENT ACCOUNTANTS

The audited financial statements of the OFFITBANK segment of C.M. Multi-Account A included in this Statement of Additional Information have been so included in reliance on the report of Coopers & Lybrand L.L.P., Springfield, Massachusetts, independent accountants, given on the authority of that firm as experts in accounting and auditing.

The audited statements of statutory financial position of C.M. Life Insurance Company as of December 31, 1997 and 1996 and the related statutory statements of income, changes in capital stock and surplus and cash flows for each of the years in the two year period ended December 31, 1997 included in this Statement of Additional Information have been so included in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

The statutory statements of income, changes in capital stock and surplus and cash flows of C.M. Life Insurance Company for the year ended December 31, 1995 included in this registration statement have been audited by Arthur Andersen LLP, Hartford, Connecticut, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                                 DISTRIBUTION

MML Distributors, LLC ("MML Distributors") a wholly-owned subsidiary of MassMutual, is the principal underwriter for the Contracts pursuant to an Underwriting and Servicing Agreement between MML Distributors and the Separate Account. MML Distributors is located at 1414 Main Street, Springfield, MA 01144-1013.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Contracts are sold through agents who are licensed by state insurance department officials to sell the Contract. These agents are also registered representatives of selling brokers.

No Compensation was paid to MML Distributors during 1997.

                     PURCHASE OF SECURITIES BEING OFFERED
                     ------------------------------------

Interests in the Separate Account are sold to Participants as Accumulation Units. Charges associated with such securities are discussed in the Charges and Deductions section of the prospectus.

                        CALCULATION OF PERFORMANCE DATA
                Yield Calculation For Money Market Sub Account

The Money Market Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation.

The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Contract Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period. Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                         Other Performance Information

From time-to-time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 0.38% Mortality and Expense Risk Charge, a 0.01% Administrative Charge, the investment advisory fee for the underlying Fund being advertised and any applicable Annual Contract Maintenance Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit Values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge to arrive at the ending hypothetical value. The Annual Contract Maintenance Charge for purposes of computing this hypothetical value will be prorated among the Sub-Accounts of the Separate Account based upon the percentage of in-force Contracts investing in each of the Sub-Accounts. The percentages used are those determined as of the most recent calendar year. For the first year of the Separate Account's operation, the percentages used will be evenly allocated among the Sub-Accounts. In general, the percentages are used in all instances where a Contract Maintenance Charge is deducted in the calculation.

The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                              n
                                        P (1+T) = ERV

P           =     a hypothetical initial payment of $1,000
T           =     average annual total return
n           =     number of years
ERV         =     ending redeemable value at the end of the time periods used
                  (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub- Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                  Yield = 2 [((a-b)/(cd) + 1)/6/ - 1]

Where:

      a      =   Net investment income earned during the period by the Trust attributable to shares owned by the Sub-Account.

      b      =   Expenses accrued for the period (net of reimbursements).

      c      =   The average daily number of Accumulation Units outstanding during the period.

      d      =   The maximum offering price per Accumulation Unit on the last day of the period.

Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

The Contracts were first offered to the public in 1996. However, total return data may be advertised based on the period of time the Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Contracts.

The Separate Account may from time to time also disclose average annual total returns in non-standard formats in conjunction with the standard format described above. The non-standard format calculation will be identical to the standard format except it will NOT take any sales or surrender charges into account.

Historical non-standard performance data are contained in the tables appearing below.

The Fund may from time to time also discuss cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula, assuming no sales charge.

                                       CTR = (ERV/P) - 1
Where:             CTR   =      the cumulative total return net of a Sub-
                                Account recurring charges for the period

                   ERV   =      ending redeemable value of a hypothetical
                                $1,000 payment made at the beginning of the one, five, or ten-year (or other) period, at the end of the one, five, or ten-year (or other) period
                                (or fractional portion thereof)

                   P     =      a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard total return performance data is also included in the advertisement.

Performance information for the Separate Account may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

                              ANNUITY PROVISIONS

A Variable Annuity is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity Payments also depend upon the age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized.
 The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of annuity payments after the first is determined as follows;

      1. The dollar amount of the first Annuity Payment is divided by the value of a Date. This establishes the number of Annuity Units for each Annuity Payment. The number of Annuity Units remains fixed during the Annuity Period.

      2. For each Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent Annuity Payment Date.

      3. The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments.

See "Annuity Provisions" in the Prospectus for further information about the Annuity Period and Annuity Options.

Report Of Independent Accountants

To the Contract Owners of the OFFITBANK segment of C.M. Multi-Account A and The Board of Directors of C.M. Life Insurance Company

We have audited the statements of assets and liabilities of OFFITBANK VIF High Yield Sub-Account and OFFITBANK VIF Emerging Markets Sub-Account (the "Sub-Accounts") of the OFFITBANK VIF segment of C.M. Multi-Account A as of December 31, 1997, the related statements of operations and changes in net assets for the year then ended and the statement of changes in net assets of the OFFITBANK VIF High Yield Sub-Account, OFFITBANK VIF Emerging Markets Sub-Account and Oppenheimer Money Sub-Account for the period August 13, 1996 (date of commencement of operations) through December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with OFFITBANK Variable Insurance Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of OFFITBANK VIF High Yield Sub-Account and OFFITBANK VIF Emerging Markets Sub-Account of the OFFITBANK VIF segment of C.M. Multi-Account A as of December 31, 1997, the results of their operations and changes in their net assets for the year then ended, and the changes in net assets for the OFFITBANK VIF High Yield Sub-Account, OFFITBANK VIF Emerging Markets Sub-Account and Oppenheimer Money Sub-Account for the period August 13, 1996 (date of commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
March 11, 1998

C.M. Multi-Account A - OFFITBANK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS:
Investments, at Market (Notes 3A and 3B):
  OFFITBANK VIF High Yield Sub-Account
   1,910,759 shares (Cost $19,904,347)                                                                      $  20,769,952
  OFFITBANK VIF Emerging Markets Sub-Account
   462,693 shares (Cost $4,605,521)                                                                             4,742,601
                                                                                                           ---------------
   Total investments                                                                                           25,512,553
Receivable from C.M. Life Insurance Company                                                                        15,174
                                                                                                           ---------------
NET ASSETS                                                                                                  $  25,527,727
                                                                                                           ===============

Net assets consisted of:                                                            Units      Unit value      Net assets
                                                                                  ----------- ------------ ---------------
OFFITBANK VIF High Yield Sub-Account                                               1,755,878    11.828541    $ 20,769,480
OFFITBANK VIF Emerging Markets Sub-Account                                           417,154    11.406443       4,758,247
                                                                                                            --------------
                                                                                                             $ 25,527,727
                                                                                                            ==============

                      See Notes to Financial Statements.

C.M. Multi-Account A - OFFITBANK

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1997

                                                                          OFFITBANK VIF
                                                                    ---------------------------
                                                                                     Emerging
                                                                      High Yield     Markets
                                                                     Sub-Account   Sub-Account
                                                                    ------------- -------------
Investment income
Dividends (Note 3B)                                                  $ 1,443,115   $   356,257

Expenses
Mortality and expense risk fees (Note 4)                                  71,810        16,857
                                                                    ------------- -------------

Net investment income (Note 3C)                                        1,371,305       339,400
                                                                    ------------- -------------

Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B, 3C and 6)                      1,847        12,042
Change in net unrealized appreciation of investments                     682,265        55,859
                                                                    ------------- -------------

Net gain on investments                                                  684,112        67,901
                                                                    ------------- -------------

Net increase in net assets resulting from operations                 $ 2,055,417   $   407,301
                                                                    ============= =============

                      See Notes to Financial Statements.

C.M. Multi-Account A - OFFITBANK

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997

                                                                                           OFFITBANK VIF
                                                                                   ------------------------------
                                                                                                     Emerging
                                                                                     High Yield       Markets
                                                                                     Sub-Account    Sub-Account
                                                                                   -------------- ---------------
Increase in net assets
Operations:
Net investment income                                                               $  1,371,305   $     339,400
Net realized gain on investments                                                           1,847          12,042
Change in net unrealized appreciation/depredation of investments                         682,265          55,859
                                                                                   -------------- ---------------
Net increase in net assets resulting from operations                                   2,055,417         407,301
                                                                                   -------------- ---------------
Capital transactions:
Net contract payments                                                                 11,357,641       1,325,000
Withdrawal of funds                                                                      (19,647)       (110,941)
                                                                                   -------------- ---------------

Net increase in net assets resulting from capital transactions                        11,337,994       1,214,059
                                                                                   -------------- ---------------

Total increase                                                                        13,393,411       1,621,360

NET ASSETS, at beginning of the year                                                   7,376,069       3,136,887
                                                                                   -------------- ---------------

NET ASSETS, at end of the year                                                      $ 20,769,480   $   4,758,247
                                                                                   ============== ===============


                      See Notes to Financial Statements.

C.M. Multi-Account A - OFFITBANK

STATEMENT OF CHANGES IN NET ASSETS
For The Period August 13, 1996 (Commencement of Operations) through December 31, 1996

                                                                                        OFFITBANK VIF           Oppenheimer
                                                                                ----------------------------- --------------
                                                                                                  Emerging
                                                                                  High Yield       Markets         Money
                                                                                  Sub-Account    Sub-Account    Sub-Account
                                                                                -------------- -------------- --------------
Increase in net assets
Operations:
 Net investment income                                                           $    162,470   $     59,372   $      9,123
 Net realized gain on investments                                                       8,838            151              -
 Change in net unrealized appreciation/depredation of investments                     183,340         81,221              -
                                                                                -------------- -------------- --------------
 Net increase in net assets resulting from operations                                 354,648        140,744          9,123
                                                                                -------------- -------------- --------------
Capital transactions:
 Net contract payments                                                              4,000,000      1,000,000      5,000,000
 Divisional transfers                                                               3,007,627      2,001,907     (5,009,534)
 Transfer due to reimbursement (payment) of accumulation unit value fluctuation        13,794         (5,764)           411
                                                                                -------------- -------------- --------------

 Net increase (decrease) in net assets resulting from capital transactions          7,021,421      2,996,143         (9,123)
                                                                                -------------- -------------- --------------
Total increase                                                                      7,376,069      3,136,887              -

NET ASSETS, at beginning of the period                                                      -              -
                                                                                -------------- -------------- --------------

NET ASSETS, at end of the year                                                   $  7,376,069   $  3,136,887   $          -
                                                                                ============== ============== ==============

                      See Notes to Financial Statements.

C.M. Multi-Account A - OFFITBANK

Notes To Financial Statements

1.  HISTORY

    C.M. Multi-Account A (the "Separate Account") was established as a separate investment account of C.M. Life Insurance Company ("C.M. Life"). C.M. Life was formerly a wholly-owned stock life insurance subsidiary of Connecticut Mutual Life Insurance Company (CML). On February 29, 1996, CML merged with and into Massachusetts Mutual Life Insurance Company ("MassMutual"). Upon the merger, CML's existence ceased and MassMutual became the surviving company under the name Massachusetts Mutual Life Insurance Company. C.M. Life became a wholly-owned subsidiary of MassMutual. The Separate Account operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 ("the 1940 Act") and the rules promulgated thereunder.

    C.M. Life maintains two segments within the Separate Account. The segments are Panorama Premier and OFFITBANK. These notes and the financial statements presented herein describe and consist only of the OFFITBANK segment (the "Segment").

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Segment maintains four Sub-Accounts. Each Sub-Account invests in shares of certain investment portfolios of two investment companies: OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") and Oppenheimer Variable Account Funds ("Oppenheimer Trust"). OFFITBANK VIF High Yield Sub-Account invests in shares of the OFFITBANK VIF High Yield portfolio. OFFITBANK VIF Investment Grade Global Debt Sub-Account invests in shares of the OFFITBANK VIF Investment Grade Global Debt portfolio. OFFITBANK VIF Emerging Markets Sub-Account invest in shares of the OFFITBANK VIF Emerging Markets portfolio. OFFITBANK serves as the investment advisor to OFFITBANK VIF. Oppenheimer Trust is a series-type mutual fund with one of its portfolios currently available to OFFITBANK contract owners: Oppenheimer Money Fund. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Variable Account Funds. OFFITBANK VIF and Oppenheimer Trust are registered, open-end, diversified management investment companies registered under the 1940 Act.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Investments in OFFITBANK VIF and Oppenheimer Variable Account Funds are each stated at market value which is the net asset value per share of each of the respective underlying portfolios.

    B. Accounting for Investments

    Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C. Federal Income Taxes

    Operations of the Segment form a part of the total operations of C.M. Life, and the Segment is not taxed separately. C.M. Life is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    D. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES

    There are no deductions for sales charges made from purchase payments. Currently, any premium taxes relating to the Contracts will be deducted from the purchase payments or contract value when annuity payments or withdrawals are made. Premium taxes generally range from 0% to 3.5%.

    There is also an annual contract maintenance charge (currently $35 per Contract), imposed each year for Contract maintenance and related administrative expenses.

    For assuming mortality and expense risks, C.M. Life deducts a charge equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account's assets. C.M. Life also deducts an administrative charge equal, on an annual basis, to 0.01% of the average daily net asset value of the Separate Account. These charges cover expenses in connection with the administration of the Separate Account and the contract.

5.  DISTRIBUTION AGREEMENTS

    MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, C.M. Life and C.M. Multi-Account A. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

    Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by C.M. Life on behalf of MML Distributors or MMLISI. MML Distributors also receives compensation for its actions as underwriter of the contracts.

6.  PURCHASES AND SALES OF IN VESTMENTS

                                                          OFFITBANK VIF
                                                  -----------------------------
                                                                    Emerging
    For The Year Ended                               High Yield      Markets
    December 31, 1997                               Sub-Account    Sub-Account
    -----------------                             -------------- --------------

    Cost of purchases                              $ 12,737,689   $  1,686,950
    Proceeds from sales                            $     51,051   $    160,459



7.  NET INCREASE IN ACCUMULATION UNITS

                                                          OFFITBANK VIF
                                                   ----------------------------
                                                                    Emerging
    For The Year Ended                               High Yield     Markets
    December31. 1997                                Sub-Account    Sub-Account
    ----------- ----                               ----------------------------
    Units purchased                                   1,060,354        120,748
    Units withdrawn                                         (10)            (3)
                                                   -------------  -------------
    Net increase                                      1,060,344        120,745
    Units, at beginning of the year                     695,534        296,409
                                                   -------------  -------------
    Units, at end of the year                         1,755,878        417,154
                                                   =============  =============

Report Of Independent Accountants

To the Board of Directors and Policyholders of C.M. Life Insurance Company

We have audited the accompanying statutory statements of financial position of C.M. Life Insurance Company as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital stock and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory financial statements of C.M. Life Insurance Company for the year ended December 31, 1995 were audited by other auditors whose report, dated February 15, 1996, expressed an adverse opinion on those statements as to fair presentation in conformity with generally accepted accounting principles and expressed an unqualified opinion in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1, these financial statements were prepared in conformity with statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Department of Insurance of the State of Connecticut ("statutory accounting principles"), which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable at this time, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of C.M. Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of C.M. Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, on the statutory basis of accounting described in Note 1.

COOPERS & LYBRAND, L.L.P.


Springfield, Massachusetts
February 6, 1998

C.M. Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                             December 31,
                                                        1997              1996
                                                        ----              ----
                                                             (in Millions)
Assets:
Bonds ......................................          $  664.5          $  736.5
Common stocks ..............................              61.4              55.6
Mortgage loans .............................             101.6              33.8
Other investments ..........................               2.2                 -
Policy loans ...............................             142.5             132.9
Cash and short-term investments ............              88.4              63.7
                                                      --------          --------

                                                       1,060.6           1,022.5

Investment and insurance amounts
  receivable ...............................              30.1              32.9
Federal income tax receivable ..............                 -               7.1
Transfer due from separate account .........              32.0              24.3
                                                      --------          --------

                                                       1,122.7           1,086.8

Separate account assets ....................           1,096.5             779.8
                                                      --------          --------

                                                      $2,219.2          $1,866.6
                                                      ========          ========



                  See Notes to Statutory Financial Statements.

C.M. Life Insurance Company

                                                                 December 31,
                                                     1997                          1996
                                                     ----                          ----
                                                    ($ In Millions Except for Par Value
                                                            and Share Amounts
Liabilities:
Policyholders' reserves and funds ..............   $  951.0                      $  907.5
Policyholders' claims and other benefits .......        4.5                           3.8
Payable to parent ..............................       13.6                           9.6
Federal income taxes payable ...................        6.1                             -
Asset valuation reserve ........................       22.7                          18.5
Investment reserves ............................        3.9                           3.3
Other liabilities ..............................        7.7                          34.3
                                                   --------                      --------

                                                    1,009.5                         977.0

Separate account reserves and liabilities ......    1,096.5                         779.8
                                                   --------                      --------

                                                    2,106.0                       1,756.8
                                                   --------                      --------
Capital stock and surplus:

Common stock, $200 par value
   50,000 shares authorized
   12,500 shares issued and outstanding ........        2.5                           2.5
Paid-in and contributed surplus ................       43.8                          43.8
Surplus ........................................       66.9                          63.5
                                                   --------                      --------

                                                      113.2                         109.8
                                                   --------                      --------

                                                   $2,219.2                      $1,866.6
                                                   ========                      ========


                  See Notes to Statutory Financial Statements.

C.M. Life Insurance Company

STATUTORY STATEMENTS OF INCOME
                                                    Years ended December 31,
                                                  1997        1996        1995
                                                  ----        ----        ----
                                                         (In Millions)
Revenue:

Premium Income ............................      $331.3      $314.4      $260.8
Net investment and other income ...........        72.1        76.4        84.4
                                                 ------      ------      ------

                                                  403.4       390.8       345.2
                                                 ------      ------      ------
Benefits and expenses:

Policy benefits and payments ..............       100.4        99.0        58.9
Addition to policyholders' reserves, funds
  and separate accounts ...................       190.0       210.3       211.4
Operating expenses ........................        49.5        45.4        32.1
Commissions ...............................        33.5        25.0        14.1
State taxes, licenses and fees ............         3.5         3.2         5.0
                                                 ------      ------      ------

                                                  376.9       382.9       321.5
                                                 ------      ------      ------
Net gain from operations before federal
  income taxes ............................        26.5         7.9        23.7

Federal income taxes ......................        19.0         6.3         9.4
                                                 ------      ------      ------
Net gain from operations ..................         7.5         1.6        14.3

Net realized capital gain (loss) ..........         0.1         0.6        (0.5)
                                                 ------      ------      ------

Net income ................................      $  7.6      $  2.2      $ 13.8
                                                 ======      ======      ======


                  See Notes to Statutory Financial Statements.

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                     Years Ended December 31,
                                                    1997       1996       1995
                                                    ----       ----       ----
                                                          (In Millions)
Capital stock and surplus equity,
 beginning of year ............................    $109.8     $113.2     $103.8

Increases (decreases) due to:
 Net income ...................................       7.6        2.2       13.8
 Change in asset valuation and investment
  reserves ....................................      (4.8)      (1.9)      (9.2)
 Change in non-admitted assets and other ......      (0.2)      (2.7)      (1.2)
 Net unrealized capital gain (loss) ...........       0.8       (1.0)       6.0
                                                   ------     ------     ------

                                                      3.4       (3.4)       9.4
                                                   ------     ------     ------

Capital stock and surplus equity, end of year..    $113.2     $109.8     $113.2
                                                   ======     ======     ======



                  See Notes to Statutory Financial Statements.

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                       Years Ended December 31,
                                                       1997       1996     1995
                                                       ----       ----     ----
                                                              (In Millions)
Operating activities:

   Net income .......................................  $  7.6   $  2.2   $ 13.8
   Additions to policyholders' reserves and funds
    net of transfers to separate accounts ...........    44.2     41.6     84.2
   Net realized capital gain (loss) .................    (0.1)    (0.6)     0.5
   Other changes ....................................     0.5     (0.8)    (0.6)
                                                       ------   ------   ------

   Net cash provided by operating activities ........    52.2     42.4     97.9
                                                       ------   ------   ------
Investing activities:
   Loans and purchases of investments ...............  (438.6)  (184.9)  (491.9)
   Sales and maturites of investments and
    receipts from repayment of loans ................   411.1    191.1    406.0
                                                       ------   ------   ------
Net cash provided by (used in) investing
  activities ........................................   (27.5)     6.2    (85.9)
                                                       ------   ------   ------

Increase in cash and short-term investments .........    24.7     48.6     12.0

Cash and short-term investments, beginning of
year ................................................    63.7     15.1      3.1
                                                       ------   ------   ------

Cash and short-term investments, end of year ........  $ 88.4   $ 63.7   $ 15.1
                                                       ======   ======   ======


                  See Notes to Statutory Financial Statements.

Notes To Statutory Financial Statements

1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

C.M. Life Insurance Company (the Company) is a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). On March 1, 1996, the operations of the Company's former parent, Connecticut Mutual Life Insurance Company, were merged into MassMutual. The Company is primarily engaged in the sale of flexible premium universal life insurance and variable annuity products distributed through career agents. The Company is licensed to sell life insurance and annuities in Puerto Rico, the District of Columbia and all 50 states except New York.

The accompanying statutory financial statements, except as to form, have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut.

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows:
(a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requires they be valued at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP; and (e) payments received for universal life products and variable annuities are reported as premium revenue, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

The NAIC is currently engaged in an extensive project to codify statutory accounting principles ("Codification") with a goal of providing a comprehensive guide of statutory accounting principles for use by insurers in all states. This comprehensive guide, which has not been approved by the NAIC or any state insurance department includes seventy-two Statements of Statutory Accounting Principles ("SSAPs") and is expected to be effective no earlier than January 1, 1999. The effect of adopting these SSAPs shall be reported as an adjustment to surplus on the effective date. Management is currently reviewing the impact of Codification. However, since the SSAPs have not been finalized, the ultimate impact cannot be determined at this time.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities, at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a description of the Company's principal accounting policies and practices.

A. Investments

Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks at fair value.

Mortgage loans are valued at unpaid principal less unamortized discount.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

Short-term investments are stated at amortized cost, which approximates fair value.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves stabilize surplus against fluctuations in the value of stocks, as well as declines in the value of bonds and mortgage loans.

Notes To Statutory Financial Statements (Continued)

The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U. S. Treasury purchase commitments, options and interest rate swaps. This reserve is amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $2.0 million in 1997 and $0.4 million in 1996 and net realized after tax capital losses of $0.9 million in 1995 were transferred to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $0.1 million in 1997, 1996 and 1995. At December 31, 1997, 1996 and 1995, the Interest Maintenance Reserve consisted of a net loss deferral which was recorded as a reduction of surplus.

Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in surplus.

B. Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity contract holders. The assets consist principally of marketable securities reported at fair value. Transfers due from separate account represents the policyholders' account values in excess of statutory benefit reserves. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. Reserves for these life and annuity contracts have been established using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions. The Company receives administrative and investment advisory fees from these accounts.

C. Non-admitted Assets

Assets designated as "non-admitted" (principally prepaid agent commissions, other prepaid expenses and the Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the statutory statement of financial position. These amounted to $5.7 million and $6.6 million as of December 31, 1997 and 1996, respectively and changes therein are charged directly to surplus.

D. Policyholders' Reserves and Funds

Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 4.0 to 4.5 percent.

Reserves for individual annuities are based on accepted actuarial methods, principally at interest rates ranging from 5.5 to 9.0 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $115.6 million and $113.7 million at December 31, 1997 and 1996, respectively (fair value of $116.0 million and $113.7 million at December 31, 1997 and 1996, respectively as determined by discounted cash flow projections).

E. Premium and Related Expense Recognition

Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Commissions and other costs related to the issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F. Cash and Short-term Investments

For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid short-term investments purchased with a maturity of twelve months or less to be cash and short-term investments.

3.  FEDERAL INCOME TAXES

Provision for federal income taxes is based upon the Company's best estimate of its tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of miscellaneous temporary differences, such as reserves and acquisition costs, resulted in effective tax rates which differ from the statutory tax rate.

The Internal Revenue Service has completed its examination of the Company's income tax returns through the year 1991 and is currently examining the Company for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

The Company plans to file a separate company 1997 federal income tax return.

Federal tax payments were $6.8 million in 1997, $17.6 million in 1996 and $10.7 million in 1995.

4.  CAPITAL STOCK AND SURPLUS

The Board of Directors of MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of all states in which the Company is licensed to do business. Substantially all of the statutory capital stock and surplus is subject to dividend restrictions relating to various state regulations which limit the payment of dividends without prior approval. Under these regulations, $10.7 million of capital stock and surplus is available for distribution to the shareholder in 1998 without prior regulatory approval.

5.  RELATED PARTY TRANSACTIONS

MassMutual and the Company have an agreement whereby MassMutual, for a fee, will furnish the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are provided to the Company pursuant to a management services agreement with MassMutual. Similar arrangements were in place with Connecticut Mutual Life Insurance Company, the Company's former parent, prior to its merger with MassMutual. Fees incurred under the terms of these agreements were $39.7 million, $45.9 million and $34.0 million in 1997, 1996 and 1995, respectively.

Prior to March 1, 1996, the Company had an underwriting agreement with its affiliates GR Phelps and MML Distributors. Under this agreement, the affiliates paid commissions and received the cash flows from variable annuity contract fees. Effective March 1, 1996, this agreement was cancelled, and the Company began paying all commissions and retained the right to the related future cash flows from contract fees.

The Company cedes a portion of its life insurance business to MassMutual and other insurers in the normal course of business. The Company's retention limit per individual insured is $4 million; the portion of the risk exceeding the retention limit is reinsured with other insurers. The Company is contingently liable with respect to ceded reinsurance in the event any reinsurer is unable to fulfill its contractual obligations.

The Company has a modified coinsurance quota-share reinsurance agreement with Mass Mutual whereby the Company cedes 75% of the premiums on certain universal life policies. In return, MassMutual pays the Company a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits for the ceded policies are retained by the Company.

The Company also has a stop-loss agreement with MassMutual, with maximum coverage at $25.0 million, under which the Company cedes claims which, in aggregate, exceed $35.6 million in 1997, $28.1 million in 1996, and $24.2 million in 1995. For each of the years, the limit was not exceeded. The Company paid approximately $1.0 million, $0.4 million, and $0.6 million in premiums under the agreement in 1997, 1996 and 1995, respectively.

6.   INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.


A. Bonds

The carrying value and estimated fair value of investments in bonds as of December 31, 1997 and 1996 are as follows:


                                                December 31, 1997
                                               Gross         Gross     Estimated
                                 Carrying   Unrealized    Unrealized     Fair
                                  Value        Gains         Losses      Value
                                  -----        -----         ------      -----
                                                   (in Millions)
U. S. Treasury securities
 and obligations of U.S.
 government corporations
 and agencies                   $ 104.3       $  2.2         $ 0.2      $ 106.3
Debt securities issued by
 foreign governments                4.6          0.0           0.3          4.3
Mortgage-backed securities         38.8          1.0           0.2         39.6
State and local governments        20.0          0.3             -         20.3
Corporate debt securities         471.8         15.6           1.9        485.6
Utilities                          25.0          1.1             -         26.1
                                -------       ------         -----      -------
    Total                       $ 664.5       $ 20.2         $ 2.6      $ 682.1
                                =======       ======         =====      =======

                                                 December 31, 1996
                                             Gross        Gross      Estimated
                                 Carrying  Unrealized   Unrealized     Fair
                                  Value      Gains        Losses       Value
                                  -----      -----        ------       -----
                                                 (In Millions)
U. S. Treasury securities
 and obligations of U.S.
 government corporations
 and Agencies                    $138.8      $  2.2        $ 1.0       $140.0
Debt securities issued by
 foreign governments                3.9         0.1            -          4.0
Mortgage-backed securities         37.4         0.7          0.7         37.4
State and local governments        10.3         0.2          0.1         10.4
Industrial securities             509.2        11.6          3.7        517.1
Utilities                          36.9         1.2          0.2         37.9
                                 ------      ------        -----       ------
    Total                        $736.5      $ 16.0        $ 5.7       $746.8
                                 ======      ======        =====       ======

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.
                                                                       Estimated
                                             Carrying                    Fair
                                               Value                     Value
                                               -----                     -----
                                                        (In Millions)
Due in one year or less                       $ 34.3                    $ 34.3
Due after one year through five years          227.7                     232.0
Due after five years through ten years         209.7                     217.4
Due after ten years                             80.3                      83.4
                                             -------                    ------
                                               552.0                     567.1
Mortgage-backed securities, including
   securities guaranteed by the U.S.
   Government                                  112.5                     115.0
                                             -------                    ------
 Total                                       $ 664.5                    $682.1
                                             =======                    ======

Proceeds from sales of investments in bonds were $388.8 million during 1997, $162.9 million during 1996, and $380.6 million during 1995. Gross capital gains of $3.8 million in 1997, $1.6 million in 1996, and $3.6 million in 1995 and gross capital losses of $0.5 million in 1997, $0.9 million in 1996, and $4.7 million in 1995 were realized on those sales, portions of which were included in the Interest Maintenance Reserve. Estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

B. Stocks

Common stocks had a cost of $50.2 million in 1997 and $47.2 million in 1996.

C. Mortgages

The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value.

The Company had restructured loans with book values of $17.3 million and $21.9 million at December 31, 1997 and 1996, respectively. The loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $0.2 million in 1997, 1996 and 1995.

D. Other

The carrying value of investments which were non-income producing for the preceding twelve months was $0.4 million and $2.8 million at December 31, 1997 and 1996, respectively.

It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7.  PORTFOLIO RISK MANAGEMENT

The Company manages its investment risks primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these instruments, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

The Company utilizes interest rate swap agreements and options to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest rates calculated by reference to an agreed-upon notional principal amount. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Gains and losses realized on the termination of contracts are amortized through the Interest Maintenance Reserve over the remaining life of the associated contract. At December 31, 1997 and 1996, the Company had swaps outstanding with notional amounts of $46.5 million and $13.0 million, respectively. The fair value of these instruments was $0.2 million at December 31, 1997 and $0.1 million at December 31, 1996.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to five years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the option contract. At December 31, 1997 and 1996, the Company had option contracts with notional amounts of $111.3 million and $34.7 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $2.2 million and $0.1 million which had fair values of $2.3 million and $0.1 million at December 31, 1997 and 1996, respectively.

Notes To Statutory Financial Statements (Continued)

The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. The net cash flows from asset and currency swaps are recognized as adjustments to the underlying assets' interest income. Gains and losses realized on the termination of these contracts adjusts the bases of the underlying asset. Notional amounts relating to asset and currency swaps totaled $1.0 million at December 31, 1997 and 1996. The fair values of these instruments were an unrealized gain of $0.1 million and an unrealized loss of $0.1 million at December 31, 1997 and 1996, respectively.

The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1997 and 1996, the company had
U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $3.0 million and $2.0 million, respectively.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $2.6 million and $0.1 million at December 31, 1997 and 1996, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8.  LIQUIDITY

The withdrawal characteristics of the policyholder's reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1997 are illustrated below:

                                                           (In Millions)
Total policyholders' reserves and funds and,
 separate account liabilities                         $2,047.5
Not subject to discretionary withdrawal                   (1.4)
Policy loans                                            (142.5)
                                                      --------
 Subject to discretionary withdrawal                                $1,903.6
                                                                    ========
Total invested assets, including separate
 investment accounts                                  $2,157.1
Policy loans and other invested assets                  (295.3)
                                                      --------
 Marketable investments                                             $1,861.8
                                                                    ========


9.  BUSINESS RISKS AND CONTINGENCIES

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. The Company elected not to admit $1.3 million and $1.6 million of guaranty fund premium tax offset receivable relating to prior assessments in 1997 and 1996, respectively.

The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be forseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

10. RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with the current year presentation.

11. AFFILIATED COMPANIES

The relationship of the Company, its parent and affiliated companies as of December 31, 1997 is illustrated below. Subsidiaries are wholly-owned by the parent, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

    Subsidiaries of MassMutual Holding Company
    ------------------------------------------
    GR Phelps, Inc.
    MassMutual Holding Trust I
    MassMutual Holding Trust II
    MassMutual Holding MSC, Inc.
    MassMutual International, Inc.
    MassMutual Reinsurance Bermuda (Sold in December 1996)
    MML Investor Services, Inc.
    State House One (Liquidated in December 1996)

    Subsidiaries of MassMutual Holding Trust I
    ------------------------------------------
    Antares Leveraged Capital Corporation - 98.5%
    Charter Oak Capital Management, Inc. - 80.0%
    Cornerstone Real Estate Advisors, Inc.
    DLB Acquisition Corporation - 84.8%
    Oppenheimer Acquisition Corporation - 88.55%

    Subsidiaries of MassMutual Holding Trust II
    -------------------------------------------
    CM Advantage, Inc. - (Liquidated in December 1997)
    CM International, Inc.
    CM Property Management, Inc. - (Liquidated in December 1997)
    High Yield Management, Inc.
    MMHC Investments, Inc.
    MML Realty Management
    Urban Properties, Inc.
    Westheimer 335 Suites, Inc.

    Subsidiaries of MassMutual International
    ----------------------------------------
    MassLife Seguros de Vida (Argentina) S. A.
    MassMutual International (Bermuda) Ltd.
    Mass Seguros de Vida (Chile) S. A.
    MassMutual International (Luxemburg) S. A.

    MassMutual Holding MSC, Incorporated
    ------------------------------------
    MassMutual/Carlson CBO N. V. - 100%
    MassMutual Corporate Value Limited - 46%
    9048 - 5434 Quebec, Inc.

    Affiliates of Massachusetts Mutual Life Insurance Company
    ---------------------------------------------------------
    MML Series Investment Fund
    MassMutual Institutional Funds
    Oppenheimer Value Stock Fund

                                      PART C
                                OTHER INFORMATION

ITEM 24.      Financial Statements and Exhibits
              ---------------------------------

        (a.)  Financial Statements

              Financial Statements Included in Part A
              ---------------------------------------

              Condensed Financial Information

              Financial Statements Included in Part B
              ---------------------------------------

              The Registrant
              --------------

              Report of Independent Accountants
              Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the period August 13, 1996
                      (date of commencement of operations) to December 31, 1996 and for the year ended December 31, 1997
              Notes to Financial Statements

              The Depositor
              -------------
              Reports of Independent Accountants
              Statutory Statements of Financial Position as of December 31, 1997
                      and 1996
              Statutory Statements of Income for the years ended December 31,
                      1997, 1996 and 1995
              Statutory Statements of Changes in Capital Stock and Surplus for
                      the years ended December 31, 1997, 1996 and 1995
              Statutory Statements of Cash Flows for the years ended
                      December 31, 1997, 1996 and 1995
              Notes To Statutory Financial Statements

        (b.)  Exhibits

              Exhibit 1 Copy of the Resolution of Board of Directors of the Company establishing the Separate Account.****

              Exhibit 2    Not Applicable.

              Exhibit 3 Copy of Distribution Agreement between the Registrant and MML Distributors, LLC.*

              Exhibit 4    Form of Individual Variable Deferred Annuity
                           Contract.*

              Exhibit 5    Form of Application Form.*

              Exhibit 6    (i)  Copy of Articles of Incorporation of the
                                Company.*
                           (ii) Copy of the Bylaws of the Company.*

              Exhibit 7    Not Applicable.

              Exhibit 8 (a) Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, OFFITBANK and The OFFITBANK Variable Insurance Fund, Inc.*

              Exhibit 8 (b) Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, C.M. Life Insurance Company, OppenheimerFunds, Inc. and Oppenheimer Variable Account Fund.***

                           (c) Form of Master Agreement between OFFITBANK and C.M. Life Insurance Company.*

              Exhibit 9    Opinion of and Consent of Counsel.****

              Exhibit 10   (i)   Consent of Coopers & Lybrand L.L.P.,
                                 Independent Accountants.****
                           (ii)  Consent of Arthur Andersen LLP, Independent
                                 Public Accountants.****
                           (iii) Report of Arthur Andersen LLP, Independent
                                 Public Accountants.****
                           (iv)  Powers of Attorney**

              Exhibit 11   Not Applicable.

              Exhibit 12   Not Applicable.

              Exhibit 13   Not Applicable.

              Exhibit 14   Not Applicable.

   *Incorporated by reference to Registrant's Form N-4 filed on August 8, 1995. **Incorporated by reference to Post Effective Amendment No. 4 to Registration
    No. 333-2347.
 ***Incorporated by reference to Registration Statement file No. 333-22557, filed on February 28, 1997.
****Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                          C.M. LIFE INSURANCE COMPANY

------------------------------------------------------------------------------------------------------------------------------------

NAME AND POSITION                           PRINCIPAL OCCUPATION(S ) DURING PAST FIVE YEARS

------------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr., Director,         Director, President and Chief Executive Officer, C.M. Life, since 1996; Executive
President and Chief Executive Officer       Vice President and General Counsel, since 1993, Senior Vice President and Deputy
1295 State Street                           General Counsel, 1992-1993, MassMutual
Springfield, MA 01111
------------------------------------------------------------------------------------------------------------------------------------
John B. Davies, Director                    Director, C.M. Life, since 1996; Executive Vice President, since 1994, Associate
1295 State Street                           Executive Vice President, 1994-1994, General Agent, 1982-1993, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Stuart H. Reese, Director and Senior Vice   Director and Senior Vice President-Investments, C.M. Life, since 1996; Chief
President-Investments                       Executive Director-Investment Management, since 1997, Senior Vice President, 1993-
1295 State Street                           1997, MassMutual; Investment Manager, Aetna Life and Casualty and Affiliates, 1979-
Springfield, MA  01111                      1993
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS (other than those who are also Directors):

------------------------------------------------------------------------------------------------------------------------------------
Paul D. Adornato                            Senior Vice President-Operations, C.M. Life, since 1996; Senior Vice President,
140 Garden Street                           MassMutual, since 1986
Hartford, CT  06154
------------------------------------------------------------------------------------------------------------------------------------
Anne Melissa Dowling                        Senior Vice President-Large Corporate Marketing, C.M. Life, since 1996; Senior Vice
140 Garden Street                           President, MassMutual, since 1996; Chief Investment Officer, Connecticut Mutual Life
Hartford, CT  06154                         Insurance Company, 1994-1996; Senior Vice President-International, Travelers
                                            Insurance Co., 1987-1993
------------------------------------------------------------------------------------------------------------------------------------
Maureen R. Ford                             Senior Vice President-Annuity Marketing, C.M. Life, since 1996; Senior Vice
140 Garden Street                           President, MassMutual, since 1996; Marketing Officer, Connecticut Mutual Life
Hartford, CT  06154                         Insurance Company, 1989-1996
------------------------------------------------------------------------------------------------------------------------------------
Isadore Jermyn                              Senior Vice President and Actuary, C.M. Life, since 1996; Senior Vice President and
1295 State Street                           Actuary, since 1995, Vice President and Actuary, 1980-1995, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Edward M. Kline                             Treasurer, C.M. Life, since 1997; Vice President, since 1989, and Treasurer, since
1295 State Street                           1997, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Ann F. Lomeli                               Secretary, C.M. Life, since 1988; Vice President, Secretary and Associate General
1295 State Street                           Counsel, since 1998, Associate Secretary, 1996-1998, MassMutual; Corporate
Springfield, MA  01111                      Secretary and Counsel, Connecticut Mutual Life Insurance Company, 1988-1996
------------------------------------------------------------------------------------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                 The assets of the Registrant, under state law, are assets of C.M. Life.

                 The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under The Investment Company Act of 1940.

LIST OF SUBSIDIARIES AND AFFILIATES

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest herein.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

10. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, MassMutual Holding Company owns 86% of the capital stock and F.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc.

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding
     Trust I.

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML

     Investors Services, Inc.

18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, and is controlled by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operated a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each owns 99% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holdings MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsor a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC MMHC Investment, Inc. owns 50% of the capital stock of this company

58. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

59. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

60. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

61. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

62. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

63. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

64. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

65. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

66. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

67. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. own 0.1% of the shares.

68. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile S.A.) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

69. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

70. Compania Seguros de Vida Corp, S.A., a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

71. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which

     MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

72. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

73. The DLB Fund Group, an open-end management investment company, advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.

MassMutual acts as the investment adviser to each of the following investment companies and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners, Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79% , MMHC investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

ITEM 27.  NUMBER OF CONTRACT OWNERS

      As of March 24, 1998, there were 15 Contract Owners.

ITEM 28.  INDEMNIFICATION

      The Bylaws of the Company provide that:

      The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable: CONNECTICUT LAW. Except where an applicable insurance policy is procured, Connecticut General Statutes ("C.G.S.")
Section 33-320a is the sole source of indemnification rights for directors and officers of Connecticut corporations and for persons who may be deemed to be controlling persons by reason of their status as a shareholder, director, officer, employee or agent of a Connecticut corporation. Under C.G.S. Section 33-320a, a corporation shall indemnify any director or officer who was or is a party, or was threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter referred to as "proceeding") by virtue of the fact that he or the person whose legal representative he is: (i) is or was a director or officer of the corporation; (ii) while a director or an officer of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise (hereinafter referred to as "enterprise"), other than an employee benefit plan or trust; or (iii) while a director or an officer of the corporation, is or was a director or officer serving at the request of the corporation as a fiduciary or an employee benefit plan or trust maintained for the benefit of employees of the corporation or any other enterprise, against "covered expenditures" if (and only if) his conduct met the applicable statutory eligibility standard. The types of expenditures which are covered and the statutory eligibility standard vary according to the type of proceeding to which the director or officer is or was a party or was threatened to be made a party.

      According to C.G.S. Section 33-320a, in non-derivative proceedings other than ones brought in connection with an alleged claim based upon the purchase or sale by a director or officer of securities of the corporation or of another enterprise, which the director or officer serves or served at the request of the corporation, the corporation shall indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually incurred by him in connection with the proceeding, or any appeal therein, IF AND ONLY IF he acted (i) in good faith and
(ii) in a manner he reasonably believed to be in the best interests of the corporation or, in the case of a person serving as a fiduciary of any employee benefit plan or trust, in a manner he reasonably believed to be in the best interests of the corporation or in the best interest of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust. However, where the proceeding brought is criminal in nature, C.G.S. Section 33-320a requires that the director or officer must satisfy the additional condition that he had no reasonable cause to believe that his conduct was unlawful in order to be indemnified. A director or officer also will be entitled to indemnification as described above if (i) he is successful on the merits in the defense of any non-derivative proceeding brought against him or (ii) a court shall have determined that in view of all the circumstances he is fairly and reasonably entitled to be indemnified. The decision about whether the director or officer qualifies for indemnification under C.G.S. Section 33-320a may be made (i) in writing by a majority of those members of the board of directors who were not parties to the proceeding in question, (ii) in writing by independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to the proceeding, or (iii) by the shareholders of the corporation at a special or annual meeting by an affirmative vote of at least a majority of the voting power of shares not owned by parties to the proceeding. A director or officer also may apply to a court of competent jurisdiction for indemnification even though he previously applied to the board, independent legal counsel or the shareholders and his application for indemnification was rejected.

      For purposes of C.G.S. Section 33-320a, the termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not create, of itself, a presumption that the director or officer did not act in good faith or in a manner which that director or officer did not believe reasonably to be in the best interests of the corporation or of the participants and beneficiaries of an employee benefit plan or trust and consistent with the provisions of such plan or trust. Likewise, the termination of a criminal act or proceeding shall not create, of itself, a presumption that the director or officer had reasonable cause to believe that his conduct was unlawful.

      In non-derivative proceedings based on the purchase or sale of securities of the corporation or of another enterprise, which the director or officer serves or served at the request of the corporation, C.G.S. Section 33-320a provides that the corporation shall indemnify the director or officer only after a court shall have determined upon application that, in view of all the circumstances, the director or officer is fairly and reasonably entitled to be indemnified. Furthermore, the expenditures for which the director or officer shall be indemnified shall be only such amount as the court determines to appropriate.

      Pursuant to C.G.S. Section 33-320a, where a director or officer was or is a party or was threatened to be made a party to a derivative proceeding, the corporation shall indemnify him against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the proceeding or any appeal therein, in relation to matters as to which he is finally adjudged not to have breached his duty to the corporation. The corporation also shall indemnify a director or officer where the court determines that, in view of all the circumstances, such person is fairly and reasonably entitled to be indemnified; however, in such a situation, the individual shall be indemnified only for such amount as the court determines to be appropriate. Furthermore, the statute provides that the corporation shall not indemnify a director or officer for amounts paid to the corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a threatened or pending action, with or without court approval, or for expenses incurred in defending a threatened action or a pending action which is settled or otherwise disposed of without court approval.

      C.G.S. Section 33-320a also provides that expenses incurred in defending a proceeding may be paid by the corporation in advance of the final disposition of such proceeding upon authorization of the board of directors, provided said expenses are indemnifiable under the statute and the director or officer agrees to repay such amount if he is later found not entitled to indemnification by the corporation.

      Lastly, C.G.S. Section 33-320a is intended to be an exclusive statute. A corporation established under Connecticut statute cannot indemnify a director or officer (other than a director or officer who is or was serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another enterprise), to an extent either greater or less than that authorized by the statute, and any provision in the certificate of incorporation, the by-laws, a shareholder or director resolution, or agreement or otherwise that is inconsistent with the statute is invalid. C.M. Life Insurance Company was not established under Connecticut statute but was instead created by special act of the Connecticut General Assembly. Currently, its charter does not have provisions dealing with indemnification of its directors or officers, therefore the provisions of C.G.S. Section 33-320a currently apply to such indemnification. However, in the event C.M. Life Insurance Company's charter is amended by the Connecticut General Assembly in such a manner which is inconsistent with the statute, the charter would take precedence over C.G.S.
Section 33-320a. Notwithstanding the above, C.G.S. Section 33-320a specifically authorizes a corporation to procure insurance providing greater indemnification rights than those set out in the statute the premium cost of which may be shared with the director or officer on such basis as may be agreed upon. The directors and officers may be covered by an errors and omissions insurance policy or other insurance policy.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) MML Distributors, LLC, a wholly owned subsidiary of MassMutual acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

(b)(1) MML Distributors, LLC is the principal underwriter of the Contracts. The following people are officers and member representatives of the principal underwriter.

                      OFFICERS AND MEMBER REPRESENTATIVES
                             MML DISTRIBUTORS, LLC

Kenneth M. Rickson     Member Representative         One Monarch Place
                       G.R. Phelps & Co., Inc.       1414 Main Street
                                                     Springfield, MA  01144-1013

Margaret Sperry        Member Representative         1295 State Street
                       Massachusetts Mutual          Springfield, MA  01111-0001
                       Life Insurance Co.

Kenneth M. Rickson     Chief Executive Officer,      One Monarch Place
                       President, and Main OSJ       1414 Main Street
                       Supervisor                    Springfield, MA 01144-1013

John E. Forrest        Vice President                One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Michael L. Kerley      Vice President                One Monarch Place
                       Assistant Secretary           1414 Main Street
                                                     Springfield, MA 01144-1013

Ronald E. Thomson      Vice President                One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

James T. Bagley        Treasurer                     1295 State Street
                                                     Springfield, MA 01111

Bruce C. Frisbie       Assistant Treasurer           1295 State Street
                                                     Springfield, MA 01111-0001

Raymond W. Anderson    Assistant Treasurer           140 Garden Street
                                                     Hartford, CT 06154

Ann F. Lomeli          Secretary                     1295 State Street
                                                     Springfield, MA 01111-0001

Eileen D. Leo          Assistant Secretary           One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Marilyn A. Sponzo      Chief Legal Officer           One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Robert Rosenthal       Compliance Officer            One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Melissa Thompson       Registration Manager          One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA  01144-1013

Ruth B. Howe           Director of Continuing        One Monarch Place
                       Education                     1414 Main Street
                                                     Springfield, MA  01144-1013

Peter D. Cuozzo        Variable Life Supervisor and  140 Garden Street
                       Hartford OSJ Supervisor       Hartford, CT  06154

Maureen Ford           Variable Annuity Supervisor   140 Garden Street
                                                     Hartford, CT  06154

Anne Melissa Dowling   Large Corporate Markets       140 Garden Street
                       Supervisor                    Hartford, CT  06154

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      C.M. Life Insurance Company at 140 Garden Street, Hartford, Connecticut 06154 has possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

      Not Applicable.

ITEM 32.  UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. C.M. Life Insurance company hereby represents that the fees and charges deducted under the individual deferred variable annuity contracts with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.M. Multi-Account A, certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 3 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 3 to Registration Statement No. 33-61643 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 10th day of April, 1998.


                C.M. MULTI-ACCOUNT A

                C.M. LIFE INSURANCE COMPANY
                (Depositor)

                By: /s/ Lawrence V. Burkett, Jr.(*)
                    -------------------------------------------------
                      Lawrence V. Burkett, Jr. Director, President and Chief Executive Officer
                      C.M. Life Insurance Company

/s/ Richard M. Howe           On April 10, 1998, as Attorney-in-Fact pursuant to
----------------------                        powers of attorney.
(*)Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement No. 33-61643 has been signed by the following persons in the capacities and on the duties indicated.


Signature                               Title                                        Date
---------                               -----                                        ----
/s/ Lawrence V. Burkett, Jr.(*)         Director, President and Chief                April 3, 1998
-------------------------------         Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline(*)                  Treasurer (Principal Financial               April 3, 1998
-------------------------------         Officer)
Edward M. Kline

/s/ John M. Miller, Jr.(*)              Second Vice President and                    April 3, 1998
-------------------------------         Comptroller (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies(*)                   Director                                     April 3, 1998
-------------------------------
John B. Davies

/s/ Stuart H. Reese(*)                  Director                                     April 3, 1998
-------------------------------
Stuart H. Reese.

/s/ Richard M. Howe                     On April 3, 1998, as Attorney-in-Fact pursuant to
-------------------------------         powers of attorney.
(*)Richard M. Howe

                    REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Lynn S. Mercier, have reviewed this Post-Effective Amendment No. 3 to Registration Statement No. 33-61643, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                /s/ Lynn S. Mercier
                                --------------------------
                                Lynn S. Mercier
                                Attorney
                                C.M. Life Insurance Company

                               INDEX TO EXHIBITS

EXHIBIT

1. Resolution of Board of Directors of the Company establishing the Separate Account

9.       Opinion of and Consent of Counsel
10.

10.(i)   Consent of Coopers & Lybrand L.L.P., Independent Accountants
   (ii)  Consent of Arthur Andersen LLP, Independent Public Accountants
   (iii) Report of Arthur Andersen LLP, Independent Public Accountants